FFTW FUNDS, INC.





















                                                       Semi-Annual Report
                                                            June 30, 1997
                                                               (Unaudited)















200 PARK AVENUE
NEW YORK, NY  10166
TELEPHONE 212.681.3000
FACSIMILE 212.681.3250





FFTW Funds, Inc.

Presidents Letter













                                                           August 13, 1997




Dear Shareholder:

         We are pleased to present our Semi-Annual Report for the six months ended June 30, 1997. FFTW Funds, Inc. continues to enjoy strong growth in its eight Portfolios, each reflecting a specific strategy to meet the objectives of our investors.

         During the first six months of this year, we added the Money Market Portfolio through a tax-free reorganization with another money market fund managed by Fischer Francis Trees & Watts, Inc. In August, we also introduced the Emerging Markets Portfolio.

         We greatly appreciate your participation in FFTW Funds. We welcome the opportunity to discuss the objectives and results of our portfolios in a continuing effort to meet your investment needs. Please do not hesitate to contact us with questions or comments regarding this report, or for assistance in general.


Yours sincerely,





O. John Olcay
Chairman of the Board and Chief Executive Officer



  Table of Contents






  Money Market Portfolio
                             Overview                                        1
                             Schedule of Investments                         2

  U.S. Short-Term Portfolio
                             Overview                                        3
                             Schedule of Investments                         4

  Stable Return Portfolio
                             Overview                                        8
                             Schedule of Investments                         9

  Mortgage Total Return Portfolio
                             Overview                                       11
                             Schedule of Investments                        12
                             Schedule of Securities Sold Short              16
                             Schedule of Written Options                    16

  Worldwide Portfolio
                             Overview                                       17
                             Schedule of Investments                        18

  Worldwide-Hedged Portfolio
                             Overview                                       20
                             Schedule of Investments                        21

  International Portfolio
                             Overview                                       23
                             Schedule of Investments                        24

  International-Hedged Portfolio
                             Overview                                       26
                             Schedule of Investments                        27

  Statements of Assets and Liabilities                                      30

  Statements of Operations                                                  34

  Statements of Changes in Net Assets                                       38

  Financial Highlights                                                      42

  Notes to Financial Statements                                             50



  FFTW Funds, Inc.



  Money Market Portfolio

  June 30, 1997(unaudited)




                   Investment performance for the periods ended June 30, 1997:
  ----------------------------------------------------------------------------

                                                    Average Annual Total Return
                                                      ------------------------

                                                          Six Month            One             Since
                                                         Total Return         Year           Inception*
    Money Market Portfolio
                                                             2.60%            5.27%            4.94%

    IBCs Money Fund Report AveragesTM-All Taxable           2.46%            4.98%            4.68%


  *  Money Market Portfolio commenced operations on November 1, 1993.


         The Money Market Portfolio began operations as a Portfolio of FFTW Funds, Inc. (the "FFTW Portfolio") on April
29, 1997.  Previously,  the Portfolio  operated as the Money Market  Portfolio of AMT Capital Fund,  Inc. (the "AMT Capital
Portfolio"), which was sub-advised by Fischer Francis Trees & Watts, Inc. Shareholders of the AMT Capital Portfolio approved a tax-free reorganization into the FFTW Portfolio on April 28, 1997.

         The Portfolio outperformed its benchmark by 14 basis points during the first six months of 1997. This was the result of an overweighting in non-Treasury investments during the entire period along with a second quarter lengthening of duration relative to the benchmark.

         In the first quarter, money market yields were fairly volatile, as interest rates increased and the yield curve flattened.  In what seems to be a regular  occurrence,  non-Treasury  sectors outperformed government securities in the front end of the yield curve as their higher yields more than compensated for the additional spread risk. In early
January, the Portfolios duration was shortened in the expectation that strong growth and subtle inflationary signals would eventually cause the Federal Reserve to raise rates. Although the Fed ultimately  tightened  monetary  policy,  the
Portfolio's  duration  had been brought  back to neutral  before the Fed action and remained so over the remainder of the quarter.

         As typically follows a Fed tightening, the coupon curve flattened and the money market curve steepened. By creating a bullet strategy, the Portfolio picked up yield and avoided the steepening in the front end of the market.


         When interest rates peaked in late April, the market's anticipation of a Fed tightening was evidenced by higher implied forward rates. This provided an opportunity to extend duration, and the Portfolio maintained this somewhat long bias for most of the second quarter. Consumption slowed dramatically, and expectations for an acceleration in inflation never materialized, leading to a rapid rise in bond prices.


         The economy clearly has slowed from its rapid pace of the first quarter and the key to the future is consumer behavior. All the variables are in place for a resurgence in demand, including high consumer confidence, high incomes, and a rising stock market, but the timing is uncertain. The Fed has decided to wait, and we think the market risk is symmetric. Given the rally over the past two months, the bond market is expecting very good news on the economy and inflation. But there is uncertainty as to when, or if, the good news will arrive. As a result, the Portfolio holds a neutral duration position and bulleted yield curve exposure to pick up both yield and curve "rolldown." In addition, the Portfolio expects to remain overweighted in non-Treasury securities as well as focusing on specific security analysis and selection in the asset-backed and corporate sectors.



Money Market Portfolio - Schedule of Investments
June 30, 1997 (unaudited)



                                                                                              Face
                                                                                             Amount             Value
----------------------------------------------------------------------------------------------------------------------------

Asset- and Mortgage-Backed Securities - 0.5%

Norwest Auto Trust, Ser. 96-A, Class A1, 5.465% due 12/5/97
     (Cost - $115,099)                                                                       $   115,099           $115,099

                                                                                                              ------------------

Bank Obligations- 41.1%

Abbey Natl Euro CD, 5.690% due 7/2/97                                                         1,000,000          1,000,000
Bank of Boston (Nassau) Time Deposit, 5.750% due 7/1/97                                          541,000            541,000
Bayerische Landesbank Euro CD, 5.750% due 12/29/97                                             1,000,000          1,000,073
Bayerische Vereinsbank Euro CD, 5.710% due 8/4/97                                              1,000,000          1,000,015
Canadian Imperial Bank Euro CD, 5.700% due 7/24/97                                             1,000,000          1,000,000
First Union Bank of North Carolina BA, 5.670% due 9/24/97 *                                    1,000,000            986,943
Landsesbank Hess CD, 6.010% due 7/18/97                                                        1,000,000          1,000,034
Mellon Bank CD, 5.800% due 12/15/97                                                            1,000,000          1,000,000
Natwest Yankee CD, 5.760% due 12/31/97                                                         1,000,000          1,000,049
Societe General Yankee CD, 5.870% due 11/24/97                                                 1,000,000          1,000,118
Suedwestdeutsche Lande Euro CD, 5.780% due 12/16/97                                            1,000,000          1,000,107
                                                                                                          ------------------
     Total (Cost - $10,528,339)                                                                                  10,528,339
                                                                                                          ------------------

Commercial Paper - 54.2% *

ABN-Amro NA, 5.690% due 7/24/97                                                                1,000,000            996,582
Bayer Corp., 6.050% due 7/1/97                                                                 1,000,000          1,000,000
Caisse DAmortissement de la Dette Sociale, 5.610% due 8/8/97                                  1,000,000            994,700
Daimler Benz NA, 5.650% due 9/2/97                                                             1,000,000            990,078
Falcon Asset Sec. Corp., 6.010% due 7/7/97                                                     1,000,000            999,063
GE Electric Cap. Corp., 5.800% due 1/20/98                                                     1,000,000            968,535
Halifax Building Society, 5.610% due 8/1/97                                                    1,000,000            995,419
KFW International Finance, Inc., 5.740% due 11/28/97                                           1,000,000            976,716
Mobil Australia Finance Corp., 5.730% due 11/6/97                                              1,000,000            979,840
Morgan (JP) & Co., Inc., 5.610% due 8/6/97                                                     1,000,000            994,823
Nations Bank Corp., 5.960% due 7/8/97                                                          1,000,000            998,753
Royal Bank of Scotland plc, 5.720% due 7/22/97                                                 1,000,000            996,727
Toronto Dominion Holdings, 5.390% due 7/1/97                                                   1,000,000          1,000,000
Woolwich Building Society, 5.680% due 7/25/97                                                  1,000,000            996,487
                                                                                                          ------------------
     Total (Cost - $13,887,723)                                                                                  13,887,723
                                                                                                          ------------------

Corporate Obligations - 3.9%

Ford Motor Credit Corp., 6.024% due 10/21/97
     (Cost - $1,000,645)                                                                       1,000,000          1,000,645
                                                                                                          ------------------

Total Investments - 99.7% (Cost - $25,531,806)                                                                   25,531,806

Other Assets, net of Liabilities - 0.3%                                                                             101,862
                                                                                                          ------------------

Net Assets - 100.0%                                                                                        $25,633,668

                                                                                                          ==================


Summary of Abbreviations
BA   Bankers Acceptance
CD   Certificate of Deposit

*  Interest rate represents yield to maturity at date of purchase


                                             See notes to financial statements.



  U.S. Short-Term Portfolio
  June 30, 1997(unaudited)



                    Investment performance for the periods ended June 30, 1997:
   ----------------------------------------------------------------------------
                                                   Average Annual Total Return



                                                  Six Months           One                               Since
                                                 Total Return          Year          Five Years        Inception*

   U.S. Short-Term Portfolio                         2.61%            5.67%             4.43%            5.19%

   IBC's Money Fund Report AveragesTM-All            2.46%            4.98%             4.17%            4.86%
   Taxable


   * U.S. Short-Term Portfolio commenced operations on December 6, 1989.

         The Portfolio outperformed its benchmark by 15 basis points during the first six months of 1997 due to an overweighting in non-Treasury investments during the entire period along with a second quarter lengthening of duration relative to the benchmark.

         In early January, the Portfolio's duration was shortened in the expectation that strong growth and subtle inflationary  signals would  eventually  cause the Federal Reserve to raise rates. Although the Fed ultimately tightened, the Portfolio's duration had been brought back to neutral prematurely in mid-February. Over the remainder of the quarter, its duration ranged from several months short of the benchmark to neutral.

         Spreads on non-Treasury securities widened slightly at the short end of the yield curve in the first quarter.
However,  the  excess  yield more than  compensated  for the  widening.  Money market, asset-backed and mortgage-backed securities all raised the Portfolio's yield with minimal spread and convexity risk. Although the first quarter was marked by credit concerns with selected Japanese banks and poorer quality asset-backed securities, careful security analysis and research helped the Portfolio avoid any problems.

         When interest rates peaked in late April, the market's anticipation of a Fed tightening was evidenced by higher implied forward rates. This provided an opportunity to extend duration, and the Portfolio maintained this somewhat long bias for most of the second quarter. Consumption slowed dramatically, and expectations for an acceleration in inflation never materialized, leading to a rapid rise in bond prices.

         Given the rally over the past two months, the bond market is expecting very good news on the economy and inflation.  But there is  uncertainty as to when, or if, the good news will arrive. In view of that, the Portfolio holds a neutral duration position and bulleted yield curve exposure to pick up both yield and curve "rolldown." In addition, the Portfolio expects to remain overweighted in non-Treasury securities as well as focusing on security selection in the asset-backed and corporate sectors.



U.S. Short-Term Portfolio - Schedule of Investments
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value
----------------------------------------------------------------------------------------------------------------------------

Asset- and Mortgage-Backed Securities - 74.2%

American Express Master Trust, Ser. 1-A, 6.050% due 6/15/98                                 $ 10,000,000    $    10,002,500

Banc One Auto Trust, Ser. 1995 - A, Class A4, 6.900% due 4/15/98                               1,014,611          1,015,565
Beneficial Home Equity Loan Trust FRN, Ser. 1995-1, Class A1, 5.908% due 3/28/25               3,027,571          3,032,657
Beneficial Mortgage Corp. FRN, Ser. 1996-1, Class A, 5.868% due 4/28/26                        9,825,845          9,840,584
Beneficial Mortgage Corp., Ser. 1997-1, Class M, 5.938% due 5/28/37                           10,000,000         10,000,000
Bombardier Receivables Master Trust, Ser. 1997-1, Class A, 5.800% due 4/15/04                 13,000,000         13,012,480
Carco Auto Loan Master Trust, Ser. 1994-2, Class A, 7.875% due 7/15/99                         5,000,000          5,014,550
Carco Auto Loan Master Trust, Ser. 1994-3, 8.125% due 10/15/99                                 5,268,000          5,310,803
Case Equipment Loan Trust, Ser. 1997-A, Class A1, 5.597% due 3/15/98                           6,050,006          6,050,248
Chase Mortgage Finance Corp. FRN, Ser. 1995-1, Class A1, 5.928% due 10/15/25                   6,746,451          6,746,451
Contimortgage Home Equity Loan Trust, Ser. 1996-1, Class A8, 6.020% due 3/15/27                2,058,366          2,060,012
Contimortgage Home Equity Loan Trust, Ser. 1997-2, Class A1, 6.320% due 9/15/07                3,814,697          3,813,438
Discover Card Trust, Ser. 1993-A, Class A, 6.250% due 8/16/00                                  6,810,000          6,825,595
FHLMC, Ser. 1537, Class E, 5.450% due 3/15/04                                                  6,122,513          6,104,513
First Chicago Master Trust II, Ser. 1992-E, Class A, 6.250% due 8/15/99                        9,123,333          9,128,625
First USA Credit Card Master Trust, Ser. 1994-5, Class B, 6.028% due 4/17/00                  10,000,000          9,999,700
FNMA FRN, Ser. 1992-214, Class FA, 6.519% due 12/25/22                                         3,220,047          3,200,952
FNMA TBA, 7.000% due 5/25/13                                                                   6,041,000          6,061,781
FNMA ARM, 7.291% due 9/1/16                                                                    9,170,757          9,297,167
FNMA FRN, Ser. 1993-54, Class FK, 6.256% due 4/25/21                                           4,131,533          4,162,891
FNMA, Ser. 1993-245, Class PC, 5.000% due 7/25/13                                              2,323,681          2,312,365
FNMA, Ser. 1993-78, Class B, 5.100% due 11/25/01                                               2,391,652          2,382,062
Ford Credit Auto Loan Master Trust, Ser. 1996-2, Class A, 5.943% due 2/15/03                   7,000,000          7,009,030
Ford Motor Credit Corp. MTN FRN, 5.926% due 10/21/97                                           5,500,000          5,504,477
Headlands Mortgage Securities Inc., Ser. 97-3, Class C1, 5.938%, 7/25/27                       5,000,000          4,987,500
HFC Home Equity Loan FRN, Ser. 1992-1, Class A1, 5.970% due 5/20/07                            3,195,995          3,200,980
HFC Home Equity Loan FRN, Ser. 1992-1, Class A2, 6.068% due 5/20/07                            1,938,900          1,938,900
HFC Home Equity Loan FRN, Ser. 1992-2, Class A2, 6.048% due 10/20/07                           1,665,218          1,670,929
HFC Home Equity Loan FRN, Ser. 1993-1, Class A1, 5.920% due 5/20/08                            4,930,221          4,939,440
HFC Revolving Home Equity Loan Trust,  Ser. 1995-1, Class A1, 5.896% due 9/20/15               4,186,366          4,186,366
Household Affinity Credit Card Trust, Ser. 1994-2, Class A, 7.000% due 12/15/99                6,250,000          6,275,938
Independent National Mortgage Corp. FRN, Ser. 1996-A, Class A7, 6.039% due 9/25/26             4,900,574          4,934,437
Independent National Mortgage Corp., Ser. 1994-O, Class A10, 7.500% due 9/25/24                       13                 12
Matterhorn, Ser. 9651, Class A, 6.138% due 1/21/06                                             5,897,591          5,909,570
MBNA Master Credit Card Trust FRN, Ser. 1992-3, Class A, 6.038% due 12/15/99                   7,200,000          7,209,144
MBNA Master Credit Card Trust, Ser. 1992-1, Class A, 7.250% due 6/15/99                        3,750,000          3,757,275
Merrill Lynch Home Equity Loan FRN, Ser. 1993-1, Class A, 6.063% due 2/15/03                     201,890            201,871


U.S. Short-Term Portfolio - Schedule of Investments (continued)
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value


Asset- and Mortgage-Backed Securities  (continued)

Merrill Lynch Mortgage Investors FRN, Ser. 1993-F, Class A2, 6.038% due 9/15/23
                                                                                             $ 7,297,931       $  7,421,047
Merrill Lynch Mortgage Investors FRN, Ser. 1994-F, Class A1, 5.938% due 4/15/19                  754,383            753,676
Money Store Home Equity Trust (The), Ser. 1996-C, Class A1, 6.700% due 9/15/08                 8,045,790          8,070,973
NationsBank Auto Owner Trust, Ser. 1996-A, Class A2, 6.125% due 7/15/99                        3,606,387          3,616,557
Norwest Auto Trust, Ser. 1996-A, Class A1, 5.465% due 12/5/97                                    431,622            431,648
Novus Home Equity Credit Trust FRN, Ser. 1993-1, Class A, 6.138% due 12/31/03                  3,245,585          3,246,136
Oakwood Mtg. Investors, Inc. FRN, Ser. 1997-A, Class A1, 5.760% due 5/15/27                      430,849            430,879
Peoples Bank Credit Card Trust, Ser. 1994-1, Class A, 5.100% due 8/15/01                        825,000            824,860
Premier Auto Trust, Ser. 1995-1, Class A5, 7.900% due 5/4/99                                   2,502,451          2,516,965
Premier Auto Trust, Ser. 1995-3, Class A5, 6.150% due 3/6/00                                   5,500,000          5,507,535
Premier Auto Trust, Ser. 1995-4, Class A3, 5.900% due 7/6/99                                   9,883,807          9,901,499
Prudential Home Mortgage Securities, Ser. 1992-48, Class A2, 7.500% due 1/25/23                1,325,828          1,322,765
Prudential Home Mortgage Securities, Ser. 1993-35, Class A3, 6.750% due 9/25/08                  223,263            222,752
Prudential Securities Secured Financing Corp., Ser. 1993-3, Class A3, 7.500% due                 174,564            173,895
6/25/23
Residential Asset Sec. Trust, Ser. 1997-A4, Class A9, 6.119% due 6/25/27                      14,710,184         14,551,167
Residential Funding Mortgage, Ser. 1993-S26, Class A3, 7.050% due 7/25/23                      2,837,108          2,832,370
Residential Funding Mortgage, Ser. 1993-S41, Class A1, 6.846% due 9/25/23                        908,587            908,332
Resolution Trust Corp., Ser. 1994-C1, Class B, 8.000% due 6/25/26                              8,500,000          8,697,891
Santa Barbara Funding II FRN, Ser. A, Class 1, 6.275% due 3/20/18                                398,133            403,649
Sears Credit Card Account Master Trust, Ser. 1994-2, Class A, 7.250% due 7/16/01              10,193,333         10,256,838
Standard Credit Card Master Trust, Ser. 1991-3, Class B, 9.250% due 9/7/98                     4,150,000          4,293,038
Standard Credit Card Master Trust, Ser. 1992-1, Class B, 6.250% due 9/7/98                    10,890,000         10,910,800
Standard Credit Card Master Trust, Ser. 1993-1, Class B, 5.500% due 9/8/98                    10,000,000          9,999,600
Standard Credit Card Master Trust, Ser. 1991-6, Class A, 7.875% due 1/7/00                     3,000,000          3,070,110
Standard Credit Card Master Trust, Ser. 1990-6, Class A, 9.375% due 9/10/98                    5,000,000          5,005,300
Student Loan Marketing Assn. FRN, Ser. 1996-2, Class A1, 5.741% due 10/25/04                   8,063,860          8,053,780
TMS Auto Grantor Trust, Ser. 1996-2, Class A2, 5.768% due 6/20/03                              4,000,000          4,000,360
                                                                                                          ------------------
     Total (Cost- $324,537,188)                                                                                 324,525,230
                                                                                                          ------------------

Bank Obligations- 6.2%

Arkaig Finance Co. BV FRN, 5.841% due 3/19/99                                                  4,500,000          4,498,380
Bank of Boston (Nassau) Time Deposit, 5.750% due 7/1/97                                        8,013,000          8,013,000
NationsBank N.C. FRN, 5.759% due 10/28/99                                                      7,000,000          7,000,000
Suedwestdeutsche Lande Euro CD, 5.780% due 12/16/97                                            7,500,000          7,500,839
                                                                                                          ------------------
     Total (Cost- $27,012,334)                                                                                   27,012,219
                                                                                                          ------------------




U.S. Short-Term Portfolio - Schedule of Investments (continued)
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value

Corporate Obligations- 7.9%

Ameritech Cap FRN, 5.894% due 8/12/97
                                                                                              $5,000,000        $ 5,005,995
Fairfax Financial Holdings, 7.750% due 12/15/03                                                3,000,000          3,054,609
Florida Property & Casualty (144A), 7.250% due 7/1/02 (a)                                      3,000,000          3,007,419
Halifax Building Society FRN, 5.8125% due 9/8/99                                              10,000,000         10,007,500
Prudential Insurance Co. of America (144A), 6.875% due 4/15/03 (a)                             4,000,000          3,938,780
DuPont (E.I.) de Nemours & Co., 8.500% due 6/25/98                                             2,750,000          2,810,156
Pacific Gas & Electric, 6.900% due 7/1/97                                                      6,900,000          6,907,590
                                                                                                          ------------------
     Total (Cost- $34,745,043)                                                                                   34,732,049
                                                                                                          ------------------

Foreign Obligations- 10.1%

Banco Latino Americano (144A), 7.050% due 7/19/99 (a)                                          3,250,000          3,253,047
Bangkok Bank Public Co., Ltd. (144A), 8.250% due 3/15/16 (a)                                   1,000,000            999,799
Celulosa Arauco y Constitucion, 6.750% due 12/15/03                                            3,449,000          3,362,930
Corp. Andina de Fomento (144A), 7.250% due 4/30/98 (a)                                         1,000,000          1,000,000
Corp. Andina de Fomento, 7.250% due 4/30/98                                                    2,330,000          2,332,167
Croatia National Govt. FRN, Ser. B, 6.500% due 7/31/06                                        4,000,000          3,932,400
Industrial Fin. Corp. (144A), 6.875% due 4/1/03 (a)                                            2,750,000          2,636,150
Okobank FRN, Ser. BR, 7.266% due 10/29/49                                                      3,600,000          3,672,000
Poland Regd FRN, 6.938% due 10/27/24                                                          4,500,000          4,432,500
Province of Ontario, 5.700% due 10/1/97                                                       10,000,000          9,992,990
Ras Laffan Liquid Natural Gas (144A), 8.294% due 3/15/14 (a)                                   2,500,000          2,613,738
Republic of Colombia, 8.750% due 10/6/99                                                       1,000,000          1,043,829
Republic of Colombia, 8.750% due 10/6/99                                                         575,000            600,202
United Mexican States FRN (144A), 7.875% due 8/6/01 (a)                                          750,000            751,313
YPF Sociedad Anonima, 7.500% due 10/26/02                                                      3,631,619          3,686,780
                                                                                                          ------------------
     Total (Cost- $44,168,066)                                                                                   44,309,845
                                                                                                          ------------------

U.S. Government Obligations- 0.7%

U.S. Treasury Bill, 4.870% due 7/24/97 *@
     Total (Cost- $2,990,524)                                                                  3,000,000          2,990,524
                                                                                                          ------------------

Total Investments - 99.1% (Cost - $433,453,154)                                                                 433,569,867

Other Assets, net of Liabilities - 0.9%                                                                           3,979,079
                                                                                                          ------------------

Net Assets - 100.0%                                                                                         $   437,548,946



Summary of Abbreviations
ARM    Adjustable Rate Mortgage
CD       Certificate of Deposit
FRN     Floating Rate Note
MTN     Medium Term Note
TBA     To Be Announced


*    Interest rate represents yield to maturity at date of purchase.
(a) Security exempt from registration under Rule 144 A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1997, these securities were valued at $18,200,246 or 4.2% of net assets.
@ Security, or a portion thereof, is held in a margin account to cover financial futures contracts.






























                                            See notes to financial statements.


  Stable Return Portfolio

  June 30, 1997(unaudited)


                    Investment performance for the periods ended June 30, 1997:
  ----------------------------------------------------------------------------
                                                   Average Annual Total Return


                                                          Six Months           One             Since
                                                         Total Return         Year           Inception*
    Stable Return Portfolio
                                                             3.26%            7.02%            5.51%

    Merrill Lynch 1-2.99 Year Treasury Index                 2.88%            6.57%            5.36%


  *  Stable Return Portfolio commenced operations on July 26,1993.


         The Portfolio outperformed its benchmark by 38 basis points during the first six months of 1997 resulting from an overweighting in non-Treasury investments during the entire period along with a second quarter lengthening of duration vs. the benchmark.

         Interest rates increased and the yield curve flattened in the first quarter. Non-Treasury sectors outperformed government securities in the front end of the yield curve as their higher yields more than compensated for the additional spread risk. As typically follows a Fed tightening, the coupon curve flattened and the money market curve steepened. By creating a bullet strategy, the Portfolio picked up yield and avoided the steepening in the front end of the market.

          Spreads on non-Treasury securities widened slightly at the short end of the yield curve in the first quarter.
Money market, asset- and mortgage-backed securities, nevertheless, raised the Portfolio's yield with minimal spread and convexity risk. Although the first quarter was marked by credit concerns with selected Japanese banks and poorer quality asset-backed securities, careful security analysis and research helped the Portfolio avoid any problems.


         As usual in bond market rallies, the intermediate (five to ten year) part of the yield curve outperformed both the longer and shorter ends in the second quarter. The money market curve flattened, and a tight supply of short maturity Treasury bills led to technical dislocations and lower yields. The Portfolio's yield curve position was barbelled at the beginning of the second quarter, holding longer duration securities than the benchmark. The Portfolio later moved to a bulleted position, increasing yield and capturing price appreciation from the flattening curve.

         The economy has clearly slowed from its rapid pace of the first quarter and the key to the future is consumer behavior. All the variables are in place for a resurgence in demand, including high consumer confidence, high incomes, and a rising stock market, but the timing is uncertain. The Fed has decided to wait, and we think the market risk is symmetric. Given the rally over the past two months, the bond market is expecting very good news on the economy and inflation. But there is uncertainty as to when, or if, the good news will arrive. In response to this dilemma, the Portfolio holds a neutral duration position and bulleted yield curve exposure to pick up both yield and curve
"rolldown." In addition, the Portfolio expects to remain overweighted in non-Treasury securities as well as focusing on security selection in the asset-backed and corporate sectors.




Stable Return Portfolio - Schedule of Investments
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value
----------------------------------------------------------------------------------------------------------------------------

Long-Term Investments - 94.6%

Asset- and Mortgage-Backed Obligations - 76.8%
Bear Stearns Mtg. Sec. Corp., Ser. 1996-4, Class AI4, 7.350% due 9/25/27                       $ 400,000        $   402,480
Bear Stearns Mtg. Sec. Corp., Ser. 1996-5, Class A3, 7.250% due 9/25/27                        1,000,000          1,004,980
Bear Stearns Mtg. Sec. Corp., Ser. 1996-8, Class A4, 7.250% due 11/25/27                         668,000            671,447
Capita Equipment Rec. Trust, Ser. 1996-1, Class B, 6.570% due 3/15/01                            400,000            399,392
Centrex Auto Trust, Ser. 1996-B, Class CTFS, 6.600% due 9/15/04                                  500,000            489,297
Citicorp Mtg Sec., Inc., Ser. 1993-7, Class A2, 7.000% due 8/25/21                             1,000,000            998,210
EQCC Home Equity Loan Trust, Ser. 1997-1 Class B, 6.610% due 6/15/06                           1,259,000          1,263,344
FHLMC, Ser. 1625, Class DA, 5.500% due 7/15/04                                                 2,000,000          1,989,860
FHLMC, Ser. 1733, Class PD, 7.250% due 1/15/17                                                   500,000            505,270
First Plus Home Loan Trust, Ser. 1996-3, Class A2, 6.850% due 6/20/07                          1,000,000          1,005,170
FNMA, Ser. 1994-56, Class D, 6.000% due 3/25/14                                                2,000,000          1,990,420
Merrill Lynch Mtg. Investors, Inc., Ser. 1994-M1, Class B, 8.124% due 6/25/22                  1,000,000          1,013,750
Norwest Asset Sec. Corp., Ser. 1997-6, Class A11, 7.500% due 5/25/27                           1,000,000          1,008,750
Premier Auto Trust, Ser. 1995-2, Class CTFS, 7.350% due 6/4/01                                 1,500,000          1,525,335
Prudential Home Mtg. Securities, Ser. 1993-4, Class A5, 7.000% due 3/25/23                     1,000,000            998,100
Residential Accredit Loans, Ser. 1996-QS2, Class A3, 7.050% due 3/25/19                        1,000,000          1,001,360
Residential Accredit Loans, Ser. 1996-QS4, Class AI4, 7.500% due 8/25/26                         600,000            605,310
Residential Asset Sec. Trust, Ser. 1996-A5, Class A3, 7.750% due 9/25/26                       1,000,000          1,009,748
Residential Funding Mortgage Sec., Ser. 1996-S20, Class A1, 7.100% due 9/25/26                 1,000,000          1,006,910
Resolution Trust Corp., Ser. 1994-C1, Class B, 8.000% due 6/25/26                              1,000,000          1,023,281
                                                                                                          ------------------
     Total (Cost - $19,852,754)                                                                                  19,912,414
                                                                                                          ------------------

Foreign Obligations - 1.7%
Industrial Fin. Corp. (144A), 6.875% due 4/1/03 (a)                                              250,000            239,650
Okobank FRN, Ser. BR, 7.266% due 10/29/49                                                        200,000            204,000
                                                                                                          ------------------
     Total (Cost - $444,607)                                                                                        443,650
                                                                                                          ------------------

U.S. Treasury Obligations - 16.1%
U.S. Treasury Note, 5.875% due 4/30/98                                                           430,000            430,403
U.S. Treasury Note, 6.000% due 6/30/99                                                           500,000            499,375
U.S. Treasury Note, 6.375% due 5/15/00                                                         1,240,000          1,244,650
U.S. Treasury Note, 6.250% due 6/30/02                                                         2,000,000          1,988,118
                                                                                                          ------------------
     Total (Cost - $4,165,434)                                                                                    4,162,546
                                                                                                          ------------------

Total Long-Term Investments (Cost - $24,462,795)                                                                 24,518,610
                                                                                                          ------------------



Stable Return Portfolio - Schedule of Investments (continued)
June 30, 1997 (unaudited)

                                                                                             Face
                                                                                            Amount              Value
----------------------------------------------------------------------------------------------------------------------------

Short-Term Investments - 12.3%

Bank of Boston (Nassau) Time Deposit, 5.750% due 7/1/97                                        $ 268,000           $268,000
U.S. Treasury Bill, 4.870% due 7/24/97 *                                                         500,000            498,421
U.S. Treasury Bill, 5.350% due 6/25/98 *@                                                         60,000             56,793
U.S. Treasury Bill, 5.070% due 6/25/98 *                                                       2,500,000          2,367,269
     Total (Cost - $3,190,469)                                                                                    3,190,483
                                                                                                          ------------------

Total Investments - 106.9% (Cost - $27,653,264)                                                                  27,709,093

Other Assets, net of Liabilities - (6.9%)
                                                                                                                (1,789,983)
                                                                                                          ------------------

Net Assets - 100.0%                                                                                           $ 25,919,110

                                                                                                          ==================


Summary of Abbreviations

FRN     Floating Rate Note


*   Interest rate represents yield to maturity at date of purchase.

(a) Security exempt from registration under Rule 144 A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified buyers. At June 30, 1997, this security was valued at $239,650 or 0.9% of net assets.
@ Security, or a portion thereof, is held in a margin account to cover financial futures contracts.






















                                         See notes to financial statements.



  Mortgage Total Return Portfolio

  June 30, 1997(unaudited)



                   Investment performance for the periods ended June 30, 1997:
  ----------------------------------------------------------------------------
                                                   Average Annual Total Return



                                                           Six Months           One             Since
                                                          Total Return         Year           Inception*

    Mortgage Total Return Portfolio                           4.73%           10.34%            9.82%

    Lehman Mortgage-Backed Securities Index                   3.91%            9.09%            8.41%



  *  Mortgage Total Return Portfolio commenced operations on April 29, 1996.


         The Portfolio outperformed its benchmark by 82 basis points during the first six months of 1997.

         The volatility of interest rate movements during the first quarter declined. This decline presented an opportunity to "buy" volatility and reduce the negative convexity of the mortgage portfolio. As a result, the Portfolio had a higher convexity than its benchmark at quarter end. The mortgage exposure overall didn't change in a material way during the first quarter but within the sector, two shifts occurred.
The first concentrated the pass-through position in current coupon pass-throughs and the second reduced the exposure to prepayment risk.

         During the second quarter, all sectors of the mortgage market performed well, outperforming Treasuries, as current coupon pass-through spreads tightened. This performance was the result of a low volatility environment, making the incremental return from mortgage securities especially attractive.

         During the second quarter, the Portfolio attempted to capitalize on the benign environment for the mortgage sector by focusing on TBA pass-throughs, which enjoyed excellent financing in the dollar roll market due to strong CMO bids. The Portfolio also took selective positions in lower coupon IOs and GNMA ARMs. At the same time, however, the Portfolio was preparing for a possibly different environment by selling off-the-run securities, such as CMO's and mortgage derivatives, and replacing them with liquid, on-the-run products such as pass-throughs.

         During the first week of July, the market rallied significantly, with 30 year U. S. Treasury yields declining 22 basis points over a week and a half. Currently, the mortgage market is faced with a much more difficult environment. It is closer to refinancing thresholds than it has been in over a year, with the 8.5% coupon deeply in the money and the 8% coupon very close. A further rally would push 8%'s into the money and 7.5%'s very close to the edge.

         While we do not necessarily expect a continued rally, we do believe that if it were to occur, the risk/reward trade-off in mortgages would be highly asymmetric. As a result, the Portfolio has become much more defensive on the mortgage market. The Portfolio has reduced its holdings of mortgage product, especially off-the-run mortgage product, and increased holdings in options, thereby significantly increasing the convexity of the Portfolio. The Portfolio has, through the use of mortgage and treasury options, constructed a position where it would further reduce the mortgage versus treasury positions in a rally.



Mortgage Total Return Portfolio - Schedule of Investments
June 30, 1997 (unaudited)




                                                                                             Face
                                                                                            Amount              Value
----------------------------------------------------------------------------------------------------------------------------

Long-Term Investments - 220.2%

To Be Announced Pools (TBAs) - 135.6%
FNMA (TBA), 7.000% due 7/1/12                                                                $97,000,000        $96,787,764
FNMA (TBA), 7.500% due (7/1/27 - 8/1/27)
                                                                                             547,000,000        547,212,624
GNMA (TBA), 7.500% due (4/1/98 - 5/1/98)
                                                                                               6,524,712          6,411,724
                                                                                                          ------------------
     Total (Cost - $650,016,893)                                                                                650,412,112
                                                                                                          ------------------

------------------------------------------------------------------------------
Pools - 11.1%
-----------------------------------------------------------------------------
FNMA, 9.000% due (6/1/24 - 7/1/25)
                                                                                              17,673,585         18,630,166
------------------------------------------------------------------------------
GNMA, 8.000% due 8/15/00
                                                                                                  12,837             13,263
-----------------------------------------------------------------------------
GNMA, 7.500% due (8/15/98 - 10/15/23)
                                                                                               7,480,376          7,358,603
------------------------------------------------------------------------------
GNMA II ARM, 7.000% due 3/20/24
                                                                                              12,335,335         12,672,633
------------------------------------------------------------------------------
GNMA II ARM, 7.125% due (7/20/22 - 7/20/23)
                                                                                              16,102,966         16,575,715
-----------------------------------------------------------------------------
     Total (Cost - $55,036,703)
                                                                                                                 55,250,380
-----------------------------------------------------------------------------

---------------------------------------------------------------------------
Interest Only Obligations (IOs) - 13.3% *
---------------------------------------------------------------------------
FHLMC IO Strip, Ser. 1295, Class JA (12.765%-13.682%) due 3/15/07
                                                                                                 943,743            978,817
------------------------------------------------------------------------------
FHLMC IO Strip, Ser. 1428, Class N, 10.467% due 11/15/07
                                                                                                 111,726            114,043
-----------------------------------------------------------------------------
FHLMC IO Strip, Ser. 1464, Class L, 10.478% due 6/15/22
                                                                                                 841,646            883,022
------------------------------------------------------------------------------
FHLMC IO Strip, Ser. 164, Class A, 7.436% due 3/1/24
                                                                                               3,931,266          3,929,086
------------------------------------------------------------------------------
FHLMC IO, Ser. 1687, (6.255%-6.743%) due 3/15/07
                                                                                                  99,639            102,980
-----------------------------------------------------------------------------
FHLMC IO, Ser. 1164, Class I,  8.7493% due 11/15/06
                                                                                                 947,397            929,201
-------------------------------------------------------------------------------
FHLMC IO, Ser. 183, Class IO, 9.610% due 4/1/27
                                                                                               1,375,230          1,373,702
------------------------------------------------------------------------------
FNMA IO, Ser. 1990-103, Class L, (8.698%-11.721%) due 9/25/20
                                                                                               1,672,169          1,884,604
------------------------------------------------------------------------------
FNMA IO, Ser. 1991-56, Class U, (8.185%-9.730%) due 6/25/21
                                                                                                 354,820            383,784
-----------------------------------------------------------------------------
FNMA IO, Ser. 1991-77, Class PL, (7.965%-10.100% due 7/25/21
                                                                                               1,613,324          1,829,929
-----------------------------------------------------------------------------
FNMA IO, Ser. 1992-148, Class C, 0.216%  due 4/25/19
                                                                                                 945,105            930,323
------------------------------------------------------------------------------
FNMA IO, Ser. 1992-170, Class H,  (10.467%-10.839%) due 9/25/07
                                                                                                 673,801            685,894
----------------------------------------------------------------------------
FNMA IO, Ser. 1992-24, Class N, (10.253%-13.446%) due 3/25/07
                                                                                                 366,007            388,707
-----------------------------------------------------------------------------
FNMA IO, Ser. 1992-47, Class L, (9.827%-10.407%) due 2/25/07
                                                                                                 550,764            577,645
-----------------------------------------------------------------------------
FNMA IO, Ser. 1992-70, Class M, (11.714%-14.987%) due 4/25/07
                                                                                               1,077,070          1,185,136
-----------------------------------------------------------------------------
FNMA IO, Ser. 240, Class 2,  7.836% due 9/1/23
                                                                                               6,031,917          6,017,286
------------------------------------------------------------------------------
FNMA IO, Ser. 249, Class 2, 7.731% due 10/25/23
                                                                                               2,348,869          2,340,538
-------------------------------------------------------------------------------
FNMA IO, Ser. 276, Class 2,  7.846% due 10/1/24
                                                                                               4,027,288          4,054,540
-----------------------------------------------------------------------------
FNMA IO, Ser. 284, Class 2,  (10.109%-11.108%) due 6/1/01                                     20,575,287
                                                                                                                 20,760,625
------------------------------------------------------------------------------
FNMA IO, Ser. 97-49,  Class PJ, 9.613% due 6/18/10                                             2,941,126
                                                                                                                  2,935,080
------------------------------------------------------------------------------
FNMA IO, Ser. G92-1, Class G, (10.700%-14.465%) due 1/25/22
                                                                                                 310,863            333,832
------------------------------------------------------------------------------
FNMA IO, Ser. G92-6, Class E, (12.819%-15.948%) due 12/25/21
                                                                                                 735,138            786,790
-----------------------------------------------------------------------------
FNMA IO, Ser. G92-8, Class L, (12.099%-15.322%) due 1/25/22
                                                                                                 730,564            772,241
------------------------------------------------------------------------------
Prudential Home Mortgage Sec. IO, Ser. 1994-30, Class A11, (12.045%-14.255%) due
10/25/24                                                                                       1,369,361          1,512,562
-----------------------------------------------------------------------------
Structured Asset Sec. Corp. IO, Ser. 1996-CFL, Class X1, (11.047%-11.865%) due 2/25/28           913,347
                                                                                                                  1,562,184
-------------------------------------------------------------------------------
Structured Asset Sec. Corp. IO, Ser. 1996-CFL, Class X2, (6.231%-11.648%) due 2/25/28          2,307,429
                                                                                                                  2,717,588
-------------------------------------------------------------------------------
Vendee Mtg. Trust IO, Ser. 1992-2, Class IO,  (5.933%-8.422%) due 9/15/22
                                                                                               1,778,018          1,771,746
-----------------------------------------------------------------------------
Vendee Mtg. Trust IO, Ser. 1994-2, Class 3IO, (9.835%-12.327%) due 6/15/24
                                                                                                 340,086            361,762
------------------------------------------------------------------------------
Vendee Mtg. Trust IO, Ser. 1994-3A, Class 1IO, (8.363%-11.554%) due 9/15/24
                                                                                               1,163,153          1,223,379
------------------------------------------------------------------------------



Mortgage Total Return Portfolio - Schedule of Investments (continued) June 30, 1997 (unaudited)

                                                                                             Face
                                                                                            Amount              Value
----------------------------------------------------------------------------------------------------------------------------

Interest Only Obligations (IOs) (continued)
Vendee Mtg. Trust IO, Ser. 1994-3B, Class 2IO, (4.648%-6.915%) due 9/15/24                    $  354,732           $360,068

Vendee Mtg. Trust IO, Ser. 1996-1, Class 1IO, (8.024%-10.281%) due 2/15/26                                        1,964,137
                                                                                               1,856,467
Vendee Mtg. Trust IO, Ser. 1996-2, Class 1IO, (0.165%-9.841%) due 6/15/26                                           488,310
                                                                                                 317,348
                                                                                                          ------------------
      Total (Cost - $63,604,700)                                                                                 66,139,541
                                                                                                          ------------------

Principal Only Obligations (POs) - 10.7% *
FHLMC PO, Ser. 1862, Class G, 6.195% due 9/15/08                                               1,990,176          1,982,832
FHLMC PO, Ser. 1957, Class PO, 4.544% due 10/25/23
                                                                                               1,386,607          1,358,978
FNMA PO Strip, Ser. 1996-34, Class A, (5.755%-7.225%) due 10/25/21
                                                                                               1,407,397          1,335,935
FNMA PO, Ser. 1932, Class T,  6.245% due 1/15/25
                                                                                               2,905,976          2,784,401
FNMA PO, Ser. 193-213, Class E, (6.038%-6.588%) due 9/25/23
                                                                                                 785,384            786,723
FNMA PO, Ser. 1993-100, Class J, (7.326%-8.535%) due 6/25/23
                                                                                               1,944,544          1,965,454
FNMA PO, Ser. 1993-100, Class L, 7.549% due 6/25/23
                                                                                               1,638,632          1,635,425
FNMA PO, Ser. 1993-100, Class M, (7.945%-8.376%) due 6/25/23
                                                                                               1,758,248          1,774,436
FNMA PO, Ser. 1993-100, Class N, (7.192%-8.517%) due 6/25/23
                                                                                               1,476,397          1,485,784
FNMA PO, Ser. 1993-111, Class B, (6.779%-8.312%) due 12/25/20
                                                                                               5,014,134          5,066,085
FNMA PO, Ser. 1993-152, Class J, (6.534%-7.793%) due 8/25/23
                                                                                               5,077,415          5,168,307
FNMA PO, Ser. 1993-157, Class E, (7.843%-9.028%) due 5/25/22
                                                                                               3,796,738          3,910,971
FNMA PO, Ser. 1993-159, Class PA, (6.576%-7.122%) due 1/25/21
                                                                                                 949,258            955,315
FNMA PO, Ser. 1996-38, Class B,  5.115% due 11/25/23
                                                                                               4,015,106          4,190,163
FNMA PO, Ser. 1996-54, Class H, 5.115% due 11/25/23
                                                                                               1,889,068          1,957,800
FNMA PO, Ser. 284, Class 1, (5.829%-6.179%) due 6/1/01                                        17,071,883
                                                                                                                 16,924,388
     Total (Cost - $52,836,963)
                                                                                                                 53,282,997


Collateralized Mortgage Obligations (CMOs) - 46.3%
Beneficial Home Equity Loan Trust FRN, Ser. 1995-1, Class A1, 5.908% due 3/28/25
                                                                                               6,054,954          6,060,882
Beneficial Mortgage Corp. FRN, Ser. 1996-1, Class A, 5.868% due 4/28/26
                                                                                              11,761,012         11,767,253
CMC Securities Corp., Ser. 1993-E, Class S3, 5.500% due 11/25/08
                                                                                                 907,876            903,189
CTS ARM Trust, Ser. 1995-1, Class A, 6.298% due 5/25/26
                                                                                               4,100,435          4,120,937
Countrywide MBS, Inc., Ser. 1993-D, Class A4, 6.000% due 1/25/09
                                                                                               1,435,954          1,430,635
Countrywide MBS, Inc. FRN, Ser. 1993-D, Cl. A15, 4.363% due 1/25/09
                                                                                               3,923,851          2,753,641
Countrywide Funding Corp., Ser. 1994-10, Class A1, 6.000% due 5/25/09
                                                                                               3,925,148          3,902,559
Corestates Home Equity Trust, Ser. 1994-2, Class A1, 7.000% due 11/15/02
                                                                                                 425,870            426,414
FHLMC, Ser. 1349, Class PG, 6.500% due 5/15/14
                                                                                                 948,898            949,442
FHLMC, Ser. 1415, Class M, 6.750% due 2/15/06
                                                                                              14,200,000         14,247,002
FHLMC, Ser. 1417, Class S, 7.594% due 11/15/07
                                                                                               3,293,038          2,832,046
FHLMC, Ser. 1425, Class D, 5.500% due 10/15/02
                                                                                                 849,973            847,892
FHLMC FRN, Ser. 1427, Class S, 5.812% due 12/15/97
                                                                                                 899,345            898,455
FHLMC FRN, Ser. 1438, Class F, 5.438% due 12/15/97
                                                                                               1,964,194          1,957,496
FHLMC, Ser. 1458, Class D, 6.250% due 4/15/03
                                                                                                 228,933            228,707
FHLMC REMIC, Ser. 1511, Class L, 6.000% due 5/15/08
                                                                                               9,364,356          8,638,619
FHLMC, Ser. 1614, Class K, 10.000% due 6/15/20
                                                                                               4,704,947          4,970,579
FHLMC FRN, Ser. 1615, Class SB, 4.286% due 11/15/08
                                                                                               4,025,900          2,938,907
FHLMC, Ser. 1693, Cass. Z, 6.000% due 3/15/09
                                                                                               4,134,909          3,669,732
FHLMC, Ser. 1748, Class C, 8.000% due 9/15/24
                                                                                               6,100,000          6,452,580



Mortgage Total Return Portfolio - Schedule of Investments (continued)
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value


Collateralized Mortgage Obligations (CMOs) (continued)
FHLMC, Ser. 1765-B, Class BA, 10.000% due 1/15/17                                           $  4,142,609         $4,338,513

FNMA FRN, Ser. G92-9, Class SA, 9.540% due 1/25/20
                                                                                                 553,260            554,686
FNMA, Ser. G93-10, Class H, 5.000% due 8/25/22
                                                                                               3,970,000          3,255,400
FNMA, Ser. 1993-240, Class Z, 6.250% due 12/25/13
                                                                                               3,980,204          3,517,068
FNMA FRN, Ser. 1994-17, Class F, 6.856% due 2/25/09
                                                                                              31,147,619         31,229,537
FNMA, Ser. X-89B FRN, 6.106% due 3/25/09
                                                                                              13,000,425         13,082,328
FNMA, Ser. X-19B, Class ED, 6.500% due 1/25/22
                                                                                               3,660,000          3,216,298
FNMA, Ser. 1997-13, Class QA, 6.500% due 3/18/09
                                                                                               7,732,374          7,747,839
First Chicago Master Trust II, Ser. 1993-F, Class A, 5.988% due 2/15/00
                                                                                               8,100,000          8,115,188
Fusam, Ser. 1994-6, Class A, 6.038% due 10/15/03
                                                                                              11,500,000         11,580,857
Matterhorn, Ser. 1996S1, Class A, 6.1375% due 1/21/06
                                                                                               6,784,781          6,795,386
Homart A1, 6.625% due 12/29/98
                                                                                              10,225,000         10,228,200
Mellon Bank Home Equity Loan Trust, Ser. 1996-1, Class A1, 5.878% due 4/15/26                    800,000            800,500
Paine Webber MAC FRN, Ser. 1994-6, Class A9, 3.800% due 4/25/09
                                                                                               1,800,000          1,161,972
Prudential Home Mortgage Securities, Ser. 1994-15, Class A3, 6.800% due 5/25/24
                                                                                                 313,671            313,622
Residential Funding Mtg. Sec. I, Ser. 1993-S36, Class A3, 5.065% due 10/25/08
                                                                                               1,028,934          1,015,380
Residential Funding Mtg. Sec. FRN, Ser. 1997-HS2, Class A, 5.843% due 9/20/22
                                                                                              18,592,742         18,581,121
Resolution Trust Corp. FRN, Ser. 1993-C3, Class A3, 6.438% due 12/25/24
                                                                                                 831,008            831,007
Resolution Trust Corp., Ser. 1993-C3, Class A2, 6.350% due 12/25/24
                                                                                               2,874,239          2,866,605
Signet Home Equity Loan Corp. Trust FRN, Ser. 1995-A, Class A, 5.935% due 6/20/04
                                                                                               9,664,460          9,691,646
Structured Asset Sec. Corp., Ser. 1996-CFL, Class A2A, 7.750% due 2/25/28
                                                                                               6,089,130          6,167,150
Vanderbilt Mortgage Finance, Ser. 1997-B, Class 2A1, 5.915% due 11/7/12
                                                                                               4,208,465          4,208,465
     Total (Cost - $228,897,003)
                                                                                                                229,295,735

U.S. Treasury Securities - 30.3%
U.S. Treasury Note, 6.250% due 5/31/99
                                                                                               9,600,000          9,627,005
U.S. Treasury Note, 6.000% due 6/30/99
                                                                                               6,600,000          6,589,691
U.S. Treasury Note, 6.250% due 6/30/02                                                        27,000,000
                                                                                                                 26,848,125
U.S. Treasury Note, 6.625% due 5/15/07                                                        11,700,000
                                                                                                                 11,802,376
     Total (Cost - $54,884,470)
                                                                                                                 54,867,197

Total Long-Term Investments (Cost - $1,105,276,732)
                                                                                                              1,109,247,962


Short-Term Investments - 14.2%

Bank of Boston (Nassau) Time Deposit, 5.750% due 7/1/97
                                                                                              21,093,000         21,093,000
U.S. Treasury Bill, 5.000% due 10/24/96 *@
                                                                                               6,500,000          6,394,700
Citibank Repurchase Agreement, 5.320% due 7/1/97; Issued 6/30/97;
  (Collateralized by $20,535,000 U.S. Treasury Note, 5.750% due 10/31/00,
    value $20,249,435)
                                                                                              20,000,000         20,000,000
Sanwa Bank Repurchase Agreement, 4.500% due 7/1/97; Issued 6/30/97;
   (Collateralized by $2,815,000 U.S. Treasury Note, 6.625% due 5/15/07;
    value $2,849,306)
                                                                                               2,871,300          2,871,300


Mortgage Total Return Portfolio - Schedule of Investments (continued) June 30, 1997 (unaudited)

                                                                                            Amount             Value
Short-Term Investments (continued)

Sanwa Bank Repurchase Agreement, 5.950% due 7/1/97; Issued 6/30/97;
   (Collateralized by $20,593,000 U.S. Treasury Bill,  due 9/4/97;
    value $20,401,588)                                                                     $  20,000,000      $20,000,000

     Total (Cost - $70,359,000)
                                                                                                               70,359,000
------------------------------------------------------------------------------

----------------------------------------------------------------------------
Long Options - 1.1%                                                                        Contracts
-----------------------------------------------------------------------------

-----------------------------------------------------------------------------
U.S. (5 Yr.) OTC C $101.2 Strike Expiring 8/9/97                                              77
                                                                                                                  264,726
-----------------------------------------------------------------------------
U.S. (10 Yr.)  OTC $102.2 Strike Expiring 8/9/97                                              22
                                                                                                                  123,750
------------------------------------------------------------------------------
Swap Option OTC 6.900% Strike Expiring 2/26/07                                                40
                                                                                                                1,040,000
-----------------------------------------------------------------------------
Swap Option OTC 6.900% Strike Expiring 2/26/07                                                40
                                                                                                                1,416,000
------------------------------------------------------------------------------
Swap Option OTC 7.040% Strike Expiring 2/20/02                                                40
                                                                                                                2,180,000
------------------------------------------------------------------------------
U.S.T. Note (10 Yr.) $108 Call Expiring 11/15/97                                              50
                                                                                                                   55,474
-----------------------------------------------------------------------------
U.S.T. Note (10 Yr.) $108 Call Expiring 11/15/97                                              361
                                                                                                                  400,490
------------------------------------------------------------------------------
U.S.T. Note (10 Yr.)  $111 Call Expiring 11/15/97                                             175
                                                                                                                   49,225
-----------------------------------------------------------------------------
U.S.T. Note (10 Yr.)  $111 Call Expiring 11/15/97                                             86
                                                                                                                   24,194
------------------------------------------------------------------------------
     Total (Cost - $6,003,369)
                                                                                                                5,553,859
----------------------------------------------------------------------------

-------------------------------------------------------------------------------

-------------------------------------------------------------------------------                     1,185,160,821
Total Investments - 235.5% (Cost - $1,181,639,101)
------------------------------------------------------------------------------

Other Assets net of Liabilities - (135.5%)                                                                  (687,965,477)

Net Assets - 100%                                                                                           $497,195,344


Summary of Abbreviations

ARM    Adjustable Rate Mortgage

FRN     Floating Rate Note

*  Interest rate represents yield to maturity at date of purchase.

@ Security, or a portion thereof, is held in a margin account to cover financial futures contracts.

                                           See notes to financial statements.



Mortgage Total Return Portfolio - Schedule of Securities Sold Short June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value
----------------------------------------------------------------------------------------------------------------------------

TBAs - (22.9%)

GNMA (TBA), 7.000% due 7/1/27                                                            $  (76,000,000)     $ (74,615,280)

GNMA (TBA), 7.000% due 8/1/27
                                                                                            (40,000,000)       (39,196,200)
     Total (Proceeds - $114,120,000)
                                                                                                              (113,811,480)

U.S. Treasury Securities - (0.6%)

U.S. Treasury Note, 6.625% due 5/15/07
     (Proceeds - $2,849,308)
                                                                                             (2,815,000)        (2,837,872)

Total Securities Sold Short - (23.5%)  (Proceeds - $116,969,308)                                            $ (116,649,352)








Summary of Abbreviations
TBA   To Be Announced




Mortgage Total Return Portfolio - Schedule of Written Options
June 30, 1997 (unaudited)




                                                   Contracts            Value


FNMA 7.500% OTC C $100.7 Strike Expiring 8/9/97
     (Premium - $420,000)                          (128)            $(419,968)





Summary of Abbreviations
OTC    Over the Counter







                                             See notes to financial statements.


  Worldwide Portfolio


  June 30, 1997(unaudited)



                     Investment performance for the periods ended June 30, 1997:

                                                    Average Annual Total Return

                                                        Six Months           One                               Since
                                                       Total Return          Year          Five Years        Inception*

  Worldwide Portfolio                                     (0.48%)           6.12%             7.59%            7.69%

  JP Morgan Global Government Bond Index (Unhedged)       (1.08%)           4.48%             7.25%            8.05%

  ----------------------------------------------------------------------------
  * Worldwide Portfolio commenced operations on April 15, 1992.

         The Portfolio outperformed its benchmark by 60 basis points in the first six months of 1997.

         Overweighting Japanese and Italian bonds contributed to positive performance versus the benchmark as did a switch from underweighting to overweighting U.S. Treasuries in the second quarter.
  An overweighting of the Canadian dollar, however, detracted from relative performance versus the benchmark.

         In the U.S., renewed strength in manufacturing, a firm labor market and robust consumption were the key ingredients to a 60 basis point rise in bond yields in the first quarter.
  In the second quarter, the market revised its expectations of continuing strong growth and Federal Reserve tightening as weak retail sales signalled a slow down in consumption. Consequently bond yields fell 40 basis points in the second quarter.

         In Europe, the German bond market was buffeted by countervailing forces in the first quarter. Inflation news was excellent and business activity picked up helped by strong exports. However, unemployment continued to climb and doubts about the timing of the European Monetary Union undermined previous assumptions of perpetually tight fiscal policy. The net result was a modest rise in bond yields, an increase in money market rates and a significant widening in the spread between the higher yielding European bond markets and the"core" markets of Germany and France.

         The second quarter saw a fall of core European bond yields despite a modest pick up in economic activity. The driving factors were expectations of low and stable interest rates and the rally of U. S. Treasuries. The dominant theme within Europe was optimism about EMU. Long dated Gilts reacted very positively to Bank of England's newly granted operational independence. The spread between Italian and German bonds fell 100 basis points. Late in the quarter, Japanese bond yields decreased as market participants realized that persistent evidence of a recovery would be required before monetary policy would be changed.

         In the foreign exchange market, the first quarter was marked by a higher U.S. dollar due to non-inflationary growth and tighter monetary policy; a decline of the Deutschemark against the U.S. dollar, but a stabilization against other currencies and; a weak environment for the yen due to a continued weakness of the domestic economy. In the second quarter, the Deutschemark weakened against most currencies as the probability of a broad EMU grew and the real economy failed to accelerate, and continued its slide against the U.S. dollar. The yen strengthened by 10% as the trade surplus grew dramatically and expectations of rate hikes were brought forward.

         The current strategy is to overweight U.S. Treasuries while underweighting U.S. dollar exposure. Neutral positions in both Europe and Japanese bonds will be emphasized along with a strategy of overweighting the Japanese yen.



Worldwide Portfolio - Schedule of Investments
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                          Amount (a)            Value


Long-Term Investments - 50.1%

Canada - 5.3%
Canadian Government, 4.000% due 3/15/99                                          CAD           4,700,000        $ 3,370,234

Canadian Government, 8.000% due 6/1/27                                           CAD           1,440,000          1,190,069
                                                                                                          ------------------
     Total (Cost - $4,520,418)                                                                                    4,560,303
                                                                                                          ------------------

Denmark - 1.2%
Kingdom of Denmark, 8.000% due 3/15/06
     (Cost - $1,084,186)                                                         DKK           6,010,000          1,019,482
                                                                                                          ------------------

Italy - 5.2%
Buoni Poliennali del Tes, 9.500% due 2/1/01
     (Cost - $4,402,109)                                                         ITL       6,910,000,000          4,477,680
                                                                                                          ------------------

Netherlands - 2.3%
Bank Nederlandse Gemeenten, 6.750% due 10/3/05
     (Cost - $2,186,630)                                                         NLG           3,540,000          1,941,800
                                                                                                          ------------------

New Zealand - 0.9%
New Zealand Government, 8.000% due 2/15/01                                       NZD             800,000            564,539
New Zealand Government, 8.000% due 11/15/06                                      NZD             350,000            254,447
                                                                                                          ------------------
     Total (Cost - $823,898)                                                                                        818,986
                                                                                                          ------------------


United States - 35.2%
FHLB FRN, 5.388% due 3/19/98                                                                   2,000,000          2,000,390
Signet Credit Card Trust, Ser. 1994-4, Class A, 6.800% due 12/15/00                            3,000,000          3,005,610
U.S. Treasury Note, 6.625% due 4/20/02                                                         5,150,000          5,196,669
U.S. Treasury Note, 6.500% due 5/31/02                                                         1,750,000          1,756,563
U.S. Treasury Note, 6.250% due 6/30/02                                                         1,700,000          1,689,900
U.S. Treasury Note, 6.625% due 5/15/07                                                         4,100,000          4,133,313
U.S. Treasury Bond, 7.625% due 2/15/25                                                         5,250,000          5,745,469
U.S. Treasury Bond, 6.500% due 11/15/26                                                        7,070,000          6,776,150
                                                                                                          ------------------
     Total (Cost - $30,188,335)                                                                                  30,304,064
                                                                                                          ------------------

Total Long-Term Investments (Cost - $43,205,575)                                                                 43,122,315
                                                                                                          ------------------


Worldwide Portfolio - Schedule of Investments (continued)
June 30, 1997 (unaudited)



                                                                                             Face
                                                                                            Amount              Value


Short- Term Investments - 43.4%
Bank of Boston (Nassau) Time Deposit, 5.750% due 7/1/97                                      $13,410,000        $13,410,000
Bank of Nova Scotia Yankee CD, 5.680% due 9/8/97                                               4,000,000          4,000,069
Bank of Scotland Euro CD, 5.750% due 12/29/97                                                  4,000,000          4,000,293
Bayerische Vereinsbank Euro CD, 5.710% due 8/4/97                                              4,000,000          4,000,061
Bayerische Landesbank Euro CD, 5.750% due 12/29/97                                             4,000,000          4,000,293
Mellon Bank CD, 5.800% due 12/15/97                                                            4,000,000          4,000,000
U.S. Treasury Bill, 4.870% due 7/24/97 *@                                                        900,000            897,159
Westdeutsche Landesbank Euro CD, 5.830% due 11/24/97                                           3,000,000          2,999,651
                                                                                                          ------------------
     Total (Cost - $37,307,710)                                                                                  37,307,526
                                                                                                          ------------------

Total Investments - 93.5% (Cost - $80,513,285)                                                                   80,429,841

Other Assets, net of Liabilities - 6.5%
                                                                                                                  5,614,466
                                                                                                          ------------------

Net Assets - 100.0%                                                                                                       $
                                                                                                                 86,044,307
                                                                                                          ==================


Summary of Abbreviations
CAD          Canadian Dollars
CD            Certificates of Deposit
DKK          Danish Krone
FRN          Floating Rate Note
ITL            Italian Lira
NLG          Netherlands Guilder
NZD          New Zealand Dollars

*  Interest rate represents yield to maturity at date of purchase.
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
@ Security, or a portion thereof, is held in a margin account to cover financial futures contracts.














                                              See notes to financial statements.



  Worldwide-Hedged Portfolio

  June 30, 1997(unaudited)



                   Investment performance for the periods ended June 30, 1997:
   ----------------------------------------------------------------------------
                                                  Average Annual Total Return


                                                         Six Months           One                               Since
                                                        Total Return          Year          Five Years       Inception**

   Worldwide-Hedged Portfolio                               4.35%            12.64%           10.20%            10.18%

   Customized Benchmark*                                    3.97%            11.14%            7.38%            7.32%


   * Customized Benchmark
        May 19, 1992 through July 31, 1994 - JP Morgan Global Government Bond Index (Hedged) August 1, 1994 through June 30, 1995 - IBC's Money Fund Report Averages
     TM-All Taxable
     July 1, 1995 to present - JP Morgan Global Government Bond Index (Hedged) ** Worldwide-Hedged Portfolio commenced operations on May 19, 1992.


         The Portfolio outperformed its benchmark by 38 basis points in the first six months of 1997.

         Renewed strength in manufacturing, a firm labor market and robust consumption were the key ingredients to a 60 basis point rise in U. S. bond yields in the first quarter. In the second quarter, the market revised its expectations of continuing strong growth and Federal Reserve tightening as weak retail sales signaled a slow down in consumption. Consequently bond yields fell 40 basis points in the second quarter.

         In Europe, the German bond market was buffeted by countervailing forces in the first quarter. Inflation news was excellent and business activity picked up helped by strong exports. However, unemployment continued to climb and doubts about the timing of the European Monetary Union undermined previous assumptions of perpetually tight fiscal policy. The net result was a modest rise in bond yields, an increase in money market rates and a significant widening in the spread between the higher yielding European bond markets and the "core" markets of Germany and France.

         The second quarter saw a fall of core European bond yields despite a modest pick up in economic activity. The driving factors were expectations of low and stable interest rates and the rally of U. S. Treasuries. The dominant theme within Europe was optimism about EMU.
Long dated Gilts reacted very positively to Bank of England's newly granted operational independence. The spread between Italian and German bonds fell 100 basis points.

         In Japan, Japanese bond yields were sustained at record low levels in the first quarter by continued evidence of problems with the banking system, concerns about the impact of prospective fiscal tightening and the confinement of unequivocal economic recovery to the export sector. During the second quarter, the bond market was volatile. In April, bonds traded in a very narrow range. In May, yields increased by approximately 50 basis points mainly due to strong economic data and expectations of an interest rate hike during the summer. In June, yields decreased as market participants realized that persistent evidence of a recovery would be required before monetary policy would be changed.

         Overweighting Japanese and Italian bonds contributed to positive performance versus the benchmark as did a switch from underweighting to overweighting U. S. Treasuries in the second quarter. An overweighting of the Canadian dollar, however, detracted from relative performance versus the benchmark. The current strategy is to overweight U. S. Treasuries while underweighting the U. S. dollar. Looking ahead, neutral positions in both Europe and Japanese bonds will be emphasized while a strategy of overweighting in Japanese yen will be embraced.


Worldwide-Hedged Portfolio - Schedule of Investments
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                          Amount (a)            Value


Long-Term Investments - 40.0%

Australia - 0.3%
Australian Government, 10.000% due 10/15/07
     (Cost - $175,920)                                                           AUD                                      $
                                                                                                 200,000            181,324
                                                                                                          ------------------

Canada - 5.0%
Canadian Government, 8.000% due 6/1/27                                           CAD
                                                                                                 810,000            669,414
Canadian Government, 4.000% due 3/15/99                                          CAD                              2,366,334
                                                                                               3,300,000
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $3,012,624)                                                                                    3,035,748
                                                                                                          ------------------

Denmark - 0.9%
Kingdom of Denmark, 8.000% due 3/15/06
     (Cost - $601,926)                                                           DKK
                                                                                               3,400,000            576,745
                                                                                                          ------------------

Italy - 5.0%
Buoni Poliennali del Tes, 9.500% due 2/1/01
     (Cost - $2,971,418)                                                         ITL       4,675,000,000          3,029,400
                                                                                                          ------------------

Japan - 1.0%
Government of Japan (184), 2.900% due 12/20/05
     (Cost - $627,093)                                                           JPY          70,000,000
                                                                                                                    632,310
                                                                                                          ------------------

New Zealand - 0.5%
New Zealand Government, 8.000% due 2/15/01                                       NZD
                                                                                                 300,000            211,702
New Zealand Government, 8.000% due 11/15/06                                      NZD
                                                                                                 150,000            109,049
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $321,841)
                                                                                                                    320,751
                                                                                                          ------------------

United States - 27.3%
FHLB FRN, 5.388% due 3/19/98                                                                   1,000,000          1,000,196
U.S. Treasury Note, 6.625% due 4/20/02                                                                            1,564,046
                                                                                               1,550,000
U.S. Treasury Note, 6.500% due 5/31/02                                                                            1,204,500
                                                                                               1,200,000
U.S. Treasury Note, 6.250% due 6/30/02
                                                                                                 700,000            695,841
U.S. Treasury Note, 6.625% due 5/15/07                                                                            2,419,500
                                                                                               2,400,000
U.S. Treasury Bond, 7.625% due 2/15/25                                                                            3,830,313
                                                                                               3,500,000
U.S. Treasury Bond, 6.500% due 11/15/26                                                                           5,903,972
                                                                                               6,160,000
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $16,567,387)                                                                                  16,618,368
                                                                                                          ------------------

Total Long-Term Investments (Cost- $24,278,209)                                                                  24,394,646
                                                                                                          ------------------



Worldwide-Hedged Portfolio - Schedule of Investments (continued)
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value


Short-Term Investments - 59.5%

Bank of Boston (Nassau) Time Deposit, 5.750% due 7/1/97                                    $  28,579,000      $ 28,579,000

Abbey Natl Euro CD, 5.690% due 7/2/97                                                                            1,000,000
                                                                                               1,000,000
Bank of Nova Scotia Yankee CD, 5.680% due 9/8/97                                                                  2,000,034
                                                                                               2,000,000
Bayerische Vereinsbank CD, 5.745% due 12/19/97                                                                    2,000,139
                                                                                               2,000,000
Mellon Bank CD, 5.800% due 7/2/97                                                                                 2,000,000
                                                                                               2,000,000
U.S. Treasury Bill, 4.870% due 7/24/97 *@
                                                                                                 650,000            647,948

                                                                                                          ------------------
     Total (Cost - $36,227,204)                                                                                  36,227,121
                                                                                                          ------------------

Total Investments - 99.5% (Cost - $60,505,413)                                                                   60,621,767

Other Assets, net of Liabilities - 0.5%
                                                                                                                    289,179
                                                                                                          ------------------

Net Assets - 100.0%                                                                                             $60,910,946




Summary of Abbreviations
AUD          Australian Dollars
CAD          Canadian Dollars
CD            Certificate of Deposit
DKK          Danish Krone
FRN          Floating Rate Note
ITL            Italian Lira
JPY          Japanese Yen
NZD          New Zealand Dollars

*  Interest rate represents yield to maturity at date of purchase.
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
@ Security, or a portion thereof, is held in a margin account to cover financial futures contracts.













                                           See notes to financial statements.


  International Portfolio

  June 30, 1997 (unaudited)



                    Investment performance for the periods ended June 30, 1997:
   ---------------------------------------------------------------------------
                                                   Average Annual Total Return
                                                   ----------------------------

                                                                           Six Months           One             Since
                                                                          Total Return         Year           Inception*

     International Portfolio                                                 (3.00%)           3.65%            3.03%

     JP Morgan Global Government Bond Index (Non-U.S. Unhedged)              (3.40%)           2.72%            2.96%


   *  International Portfolio commenced operations on May 9, 1996.


         The Portfolio outperformed its benchmark by 40 basis points in the first six months of 1997.

         During the first quarter in Europe, the German bond market was buffeted by countervailing forces. Inflation news was excellent and business activity picked up helped by strong exports. However, unemployment continued to climb and doubts about the timing of the European Monetary
Union undermined previous assumptions of perpetually tight fiscal policy. The net result was a modest rise in bond yields, an increase in money market rates and a significant widening in the spread between the higher yielding European bond markets and the "core" markets of Germany and France.

         Despite a modest pick up in economic activity, the second quarter saw a fall of core European bond yields. The driving factors were expectations of low and stable interest rates and the rally of U. S. Treasuries. The dominant theme within Europe was optimism about EMU. Long dated Gilts reacted very positively to Bank of England's newly granted
operational  independence.   The  spread  between  Italian  and  German
bonds fell 100 basis points. The Portfolio's overweight position in Italian bonds contributed significantly to returns in the quarter.


Japanese bonds were sustained at record low levels in the first quarter by continued evidence of problems with the banking system, concerns about the impact of prospective fiscal tightening and the confinement of economic recovery to the export sector. During the second quarter, the bond market was volatile. In April, bonds traded in a very narrow range. In May, yields increased by approximately 50 basis points mainly due to strong economic data and expectations of an interest rate hike during the summer. In June, yields decreased as market participants realized that persistent evidence of a recovery would be required before monetary policy would be changed. The Portfolio's overweighted position in Japanese bonds during the quarter contributed to positive performance relative to the benchmark.

         In the foreign exchange market, the first quarter was marked by a higher U. S. dollar due to non-inflationary growth and tighter monetary policy; a decline of the Deutschemark against the U. S. dollar, but a stabilization against other currencies and; a weak environment for the yen due to a continued weakness of the domestic economy. In the second quarter, the Deutschemark weakened against most currencies as the probability of a broad EMU grew and the real economy failed to accelerate, and continued its slide against the U. S. dollar. The yen strengthened by 10% as the trade surplus grew dramatically and expectations of rate hikes were brought forward.
An overweighting in the Canadian dollar detracted from relative performance during the quarter.

         The current strategy is to overweight U. S. Treasuries while underweighting the U. S. dollar. Neutral positions in both Europe and Japanese bonds will be emphasized while a strategy of overweighting in Japanese yen will be embraced.



International Portfolio - Schedule of Investments
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                          Amount (a)            Value


Long-Term Investments - 47.4%

Australia - 0.6%
Australian Government, 10.000% due 10/15/07
     (Cost - $263,880)                                                           AUD             300,000          $ 271,986

                                                                                                          ------------------

Canada - 6.1%
Canadian Government, 4.000% due 3/15/99                                          CAD
                                                                                               2,550,000          1,828,531
Canadian Government, 8.000% due 6/1/27                                           CAD
                                                                                                 940,000            776,851
                                                                                                          ------------------
     Total (Cost - $2,564,720)
                                                                                                                  2,605,382
                                                                                                          ------------------

Denmark - 1.6%
Kingdom of Denmark, 8.000% due 3/15/06
     (Cost - $717,448)                                                           DKK
                                                                                               3,950,000            670,042
                                                                                                          ------------------

Italy - 11.2%
Buoni Poliennali del Tes, 9.500% due 2/1/01
     (Cost - $4,832,078)                                                         ITL
                                                                                           7,400,000,000          4,795,200
                                                                                                          ------------------

Japan - 5.7%
Government of Japan (184), 2.900% due 12/20/05
     (Cost - $2,440,500)                                                         JPY
                                                                                             272,000,000          2,456,976
                                                                                                          ------------------

New Zealand - 0.8%
New Zealand Government, 8.000% due 2/15/01                                       NZD
                                                                                                 350,000            246,986
New Zealand Government, 8.000% due 11/15/06                                      NZD
                                                                                                 150,000            109,049
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $358,238)
                                                                                                                    356,035
                                                                                                          ------------------

United Kingdom - 4.6%
United Kingdom Treasury, 7.000% due 6/7/02
     (Cost - $1,965,580)                                                         GBP
                                                                                               1,200,000          1,989,780
                                                                                                          ------------------

United States - 16.8%
FHLMC FRN, 5.467% due 6/22/98                                                                  5,000,000
                                                                                                                  4,996,083
U.S. Treasury Bond, 7.625% due 2/15/25
                                                                                                 280,000            306,425
U.S. Treasury Bond, 6.500% due 11/15/26
                                                                                               2,020,000          1,936,043
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $7,259,533)
                                                                                                                  7,238,551
                                                                                                          ------------------

Total Long-Term Investments (Cost - $20,401,977)                                                                 20,383,952
                                                                                                          ------------------


International Portfolio - Schedule of Investments (continued)
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value



Short-Term Investments - 57.2%

Bank of Boston (Nassau) Time Deposit, 5.750% due 7/1/97                                    $  20,027,000        $20,027,000

FHLB DN, 5.450% due 8/28/97 *
                                                                                               4,000,000          3,964,272
U.S. Treasury Bill, 4.870% due 7/24/97 *@
                                                                                                 600,000            598,106
                                                                                                          ------------------
     Total (Cost - $24,589,481)                                                                                  24,589,378
                                                                                                          ------------------

Total Investments - 104.6% (Cost - $44,991,458)                                                                  44,973,330

Other Assets net of Liabilities - (4.6%)
                                                                                                                (1,981,518)

Net Assets - 100.0%                                                                                           $ 42,991,812




Summary of Abbreviations
AUD          Australian Dollars
CAD          Canadian Dollars
DKK          Danish Krone
DN            Discount Note
FRN          Floating Rate Note
GBP         Great British Pound
ITL            Italian Lira
JPY          Japanese Yen
NZD          New Zealand Dollars

*     Interest rate represents yield to maturity at date of purchase.
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
@ Security, or a portion thereof, is held in a margin account to cover financial futures contracts.















                                            See notes to financial statements.



  International-Hedged Portfolio

  June 30, 1997(unaudited)



                    Investment performance for the periods ended June 30, 1997:
  -----------------------------------------------------------------------------
                                                   Average Annual Total Return

                                                                                                        Since
                                                                   Six Months           One         Recommencement
                                                                  Total Return         Year         of Operations*

  International-Hedged Portfolio                                     4.35%             6.74%            6.39%

  JP Morgan 3-Month Eurodeposit Index                                2.92%             5.96%            5.90%

  JP Morgan Global Government Bond Index (Non-U.S. Hedged)           4.74%            13.45%            12.04%


  * The Portfolio redeemed all of its assets on December 30, 1994, and began selling shares again on September 14, 1995. The total return (on an annualized basis) from its original inception of March 25, 1993 through December 30, 1994, was 5.39%, versus the JP Morgan Global Government Bond Index (Non-U.S. Hedged), which had an annualized return of 2.98% for the same period, and the JP Morgan 3-Month Eurodeposit Index, which had an annualized return of 4.05% for the same period. The return stated is for the period commencing September 14, 1995.



         The Portfolio is used exclusively by the adviser for the portion for its client base that seeks the incremental return that a limited exposure to the international markets may bring. The investment strategy employed by the adviser involves investing the Portfolio in a diversified international portfolio but swapping the return of the international index in exchange for a LIBOR-based payment to the Portfolio. The success of the strategy is measured relative to the JP Morgan 3-Month Eurodeposit Index. This strategy was employed in the fourth quarter of 1996 and has generated an incremental return over the 3-Month Eurodeposit Index, by holding a portfolio of international securities that outperformed the market benchmark (the JP Morgan Global Government Bond Index, Non-U. S. Hedged).


International-Hedged Portfolio - Schedule of Investments
June 30, 1997 (unaudited)


                                                                                             Face
                                                                                          Amount (a)            Value
----------------------------------------------------------------------------------------------------------------------------

Long-Term Investments - 43.2%

Australia - 0.4%
Australian Government, 10.000% due 10/15/07
     (Cost - $615,719)                                                           AUD             700,000          $ 634,633

                                                                                                          ------------------

Canada - 4.4%
Canadian Government, 7.250% due 6/1/07                                           CAD
                                                                                               1,350,000          1,043,429
Canadian Government, 4.000% due 3/15/99                                          CAD
                                                                                               5,850,000          4,194,865
Canadian Government, 8.000% due 6/1/27                                           CAD
                                                                                               2,470,000          2,041,299
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $7,218,776)
                                                                                                                  7,279,593
                                                                                                          ------------------

Denmark - 1.3%
Kingdom of Denmark, 8.000% due 3/15/06
     (Cost - $2,400,447)                                                         DKK
                                                                                              13,000,000          2,205,203
                                                                                                          ------------------

Germany - 4.5%
Bundesibligation Series 117, 5.125% due 11/21/00                                 DEM
                                                                                                   1,000                592
Deutschland Republic, 7.375% due 1/3/05                                          DEM
                                                                                              11,600,000          7,479,726
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $7,502,190)
                                                                                                                  7,480,318
                                                                                                          ------------------

Italy - 2.5%
Buoni Poliennali del Tes, 8.750% due 7/1/06
     (Cost - $4,000,648)                                                         ITL
                                                                                           6,180,000,000          4,097,340
                                                                                                          ------------------

New Zealand - 1.2%
New Zealand Government, 8.000% due 2/15/01                                       NZD
                                                                                               2,000,000          1,411,346
New Zealand Government, 8.000% due 11/15/06                                      NZD
                                                                                                 850,000            617,943
                                                                                                          ------------------
     Total (Cost - $2,042,151)
                                                                                                                  2,029,289
                                                                                                          ------------------

Spain - 0.0%
Spanish Government, 12.250% due 3/25/00
     (Cost - $1,028)                                                             ESP
                                                                                                 120,000                958
                                                                                                          ------------------

United States - 28.8%
American Express Master Trust Ser. 1-A, 6.050% due 6/15/98                                     4,000,000          4,001,000

Beneficial Mortgage Corp. FRN, Ser. 1996-1, Class A, 5.868% due 4/28/26
                                                                                               2,400,207          2,403,807
Beneficial Mortgage Corp. FRN, Ser. 1997-1, Class A, 5.807% due 5/28/37
                                                                                               2,855,085          2,855,085
Bombardier Receivables Master Trust, Ser. 1997-1, Class A, 5.808% due 4/15/04
                                                                                               3,000,000          3,002,880
Carco Auto Loan Master Trust, Ser. 1993-1, Class A, 6.030% due 1/18/00
                                                                                               4,000,000          3,998,320
Carco Auto Loan Master Trust, Ser. 1994-3, 8.125% due 10/15/99
                                                                                               2,000,000          2,016,250
Case Equipment Loan Trust, Ser. 1997-A, Class A1, 5.597% due 3/15/98
                                                                                               2,016,669          2,016,749
Contimortgage Home Equity Loan Trust, Ser. 1997-1, Class A1, 6.250% due
5/15/06                                                                                        1,487,891          1,486,136
Contimortgage Home Equity Loan Trust, Ser. 1997-3, Class A1, 6.420% due
4/15/07                                                                                        3,500,000          3,503,281
Croatia National Govt. FRN, Ser. B, 6.500% due 7/31/06
                                                                                               1,700,000          1,671,270


International-Hedged Portfolio - Schedule of Investments (continued) June 30, 1997 (unaudited)


                                                                                             Face
                                                                                            Amount              Value


United States (continued)
FHLMC FRN, 5.467% due 6/22/98                                                             $    3,000,000         $2,997,650

First Chicago Master Trust II, Ser. 1992-E, Class A, 6.250% due 8/15/99
                                                                                               3,066,667          3,068,445
First USA Credit Card Master Trust, Ser. 1994-5, Class B, 6.028% due 4/17/00
                                                                                               3,000,000          2,999,910
Household Affinity Credit Card Trust, Ser. 1994-2, Class A, 7.000% due
12/15/99                                                                                       4,500,000          4,518,675
Premier Auto Trust, Ser. 1995-1, Class A5, 7.900% due 5/4/99
                                                                                                 945,551            951,035
Sears Credit Card Trust, Ser. 1994-2, Class A, 7.250% due 7/16/01
                                                                                               2,000,000          2,012,460
Signet Credit Card Trust, Ser. 1994-4, Class A, 6.800% due 12/15/00
                                                                                               4,000,000          4,007,480
                                                                                                          ------------------
     Total (Cost - $47,538,958)                                                                                  47,510,433
                                                                                                          ------------------

Total Long-Term Investments (Cost- $71,319,917)                                                                  71,237,767
                                                                                                          ------------------

Short-Term Investments - 38.9%

Bank of Boston (Nassau) Time Deposit, 5.75% due 7/1/97
                                                                                               2,194,000          2,194,000
Bayerische Landesbank Euro CD, 5.670% due 7/14/97
                                                                                               3,000,000          2,999,961
Bayerische Vereinsbank Euro CD, 5.745% due 12/19/97
                                                                                               2,000,000          2,000,139
Caisse DAmortissement de la Dette Sociale CP, 5.300% due 8/6/97 *
                                                                                               3,000,000          2,983,659
Falcon Asset Secur. CP, 5.620% due 7/10/97 *
                                                                                               3,000,000          2,995,317
Federal Home Loan Bank DN, 6.000% due 7/1/97 *
                                                                                              22,035,000         22,035,000
KFW International Finance, Inc. CP, 5.588% due 11/28/97 *
                                                                                               4,000,000          3,906,241
Mobil Australia Finance Corp CP, 5.670% due 11/6/97 *
                                                                                               4,000,000          3,918,730
NationsBank Corp CP, 5.610% due 7/9/97 *
                                                                                               4,000,000          3,994,390
Natwest Yankee CD, 5.760% due 12/31/97
                                                                                               5,000,000          5,000,247
Societe General Yankee CD, 5.750% due 8/18/97
                                                                                               6,000,000          6,000,000
U.S. Treasury Bill, 4.870% due 7/24/97 *@
                                                                                               6,200,000          6,180,427
                                                                                                          ------------------
                                                                                                          ------------------
     Total (Cost - $64,208,016)                                                                                  64,208,111
                                                                                                          ------------------

Total Investments - 82.1% (Cost - $135,527,933)                                                                 135,445,878

Other Assets, net of Liabilities - 17.9%                                                                         29,515,202
                                                                                                          ------------------

Net Assets - 100.0%                                                                                           $ 164,968,852






International-Hedged Portfolio - Schedule of Investments (continued) June 30, 1997 (unaudited)






Summary of Abbreviations
AUD      Australian Dollars
CAD      Canadian Dollars
CD       Certificate of Deposit
CP       Commercial Paper
DEM      German Deutschemark
DKK      Danish Krone
DN       Discount Note
ESP      Spanish Peseta
FRN      Floating Rate Note
ITL      Italian Lira
NZD      New Zealand Dollars

* Interest rate represents yield to maturity at date of purchase.
(a)  Face amount shown in U.S. dollars unless otherwise indicated.
@ Security, or a portion thereof, is held in a margin account to cover financial futures contracts.



























                                             See notes to financial statements.



Statements of Assets and Liabilities
June 30, 1997 (unaudited)                                      U.S. Portfolios


                                                                                     Money Market        U.S. Short-Term
                                                                                      Portfolio             Portfolio


Assets
Investments in securities, at value (Cost - $25,531,806 and
   $433,604,122, respectively)
                                                                                         $ 25,531,806        $  433,569,867
Cash
                                                                                                1,098                42,591
Receivable from Investment Adviser
                                                                                                  172                43,315
Receivable for securities sold
                                                                                                    -             1,898,424
Interest receivable
                                                                                              116,126             3,948,429
Prepaid organizational costs
                                                                                               23,663                     -
Other assets                                                                                                         84,815
                                                                                                    -
                                                                                -----------------------  ------------------
                                                                                -----------------------  ------------------
   Total assets
                                                                                           25,672,865           439,587,441
                                                                                -----------------------  ------------------

Liabilities
Distributions payable from income
                                                                                                    -               198,309
Payable for fund shares redeemed
                                                                                               30,000             1,744,016
Payable to administrator
                                                                                                  867                     -
Accrued expenses and other liabilities
                                                                                                8,330                96,170
                                                                                -----------------------  ------------------
                                                                                -----------------------  ------------------
   Total liabilities
                                                                                               39,197             2,038,495
                                                                                -----------------------  ------------------

Net Assets                                                                               $ 25,633,668          $437,548,946

                                                                                ======================  ===================

Shares Outstanding (par value $0.001)
                                                                                           25,611,497            44,540,136
                                                                                ======================  ====================

Net Asset Value Per Share                                                                      $ 1.00                 $9.82

                                                                                =======================  ===================

Components of Net Assets as of June 30, 1997 were as follows:
Capital stock at par value ($0.001)
                                                                                             $ 25,611             $  44,540

Capital stock in excess of par value
                                                                                           25,585,886           444,169,609
Undistributed investment income, net
                                                                                                  818                19,640
Accumulated net realized gain (loss) on investments, financial futures                         21,353
and  options contracts and foreign currency-related transactions                                                 (6,805,936)
Net unrealized appreciation on investments, financial futures contracts, and on translation of other assets and liabilities denominated in foreign
currency                                                                                            -               121,093
                                                                                --------------------------------------------
                                                                                ============================================
                                                                                         $ 25,633,668          $437,548,946

                                                                                ============================================











                                            See notes to financial statements.



Statements of Assets and Liabilities (continued)
June 30, 1997 (unaudited)                                    U.S. Portfolios


                                                                                    Stable Return         Mortgage Total
                                                                                      Portfolio          Return Portfolio


Assets
Investments in securities, at value (Cost - $27,653,264
   and $1,181,639,101, respectively)                                                      $27,709,093        $1,185,160,821

Cash
                                                                                                1,110                 6,336
Receivable from Investment Adviser
                                                                                               11,048                     -
Receivable for securities sold
                                                                                              960,570               801,607
Receivable for securities sold short
                                                                                                    -           116,969,308
Receivable for premium on options written                                                           -               420,000
Receivable for fund shares sold
                                                                                                    -            30,000,000
Interest receivable
                                                                                              130,517             5,144,714
Receivable for variation margin
                                                                                                    -               626,487
Other assets
                                                                                                  529                22,024
                                                                                -----------------------   ------------------
                                                                                -----------------------   ------------------
   Total assets
                                                                                           28,812,867         1,339,151,297
                                                                                ----------------------   -------------------

Liabilities
Payable for securities purchased
                                                                                            2,866,765           724,307,278
Market value of securities sold short (Proceeds - $116,969,308)
                                                                                                    -           116,649,352
Market value of options written (Premium - $ 420,000)
                                                                                                    -               419,968
Interest payable on securities sold short
                                                                                                    -               467,152
Accrued expenses and other liabilities
                                                                                               26,992               112,203
                                                                                -----------------------   ------------------
                                                                                -----------------------   ------------------
   Total liabilities
                                                                                            2,893,757           841,955,953
                                                                                -----------------------   ------------------

Net Assets                                                                                $25,919,110         $ 497,195,344

                                                                                ======================   ===================

Shares Outstanding (par value $0.001)
                                                                                            2,606,873            48,509,804
                                                                                ======================   ===================

Net Asset Value Per Share
                                                                                              $  9.94                $10.25

                                                                                ======================   ===================

Components of Net Assets as of June 30, 1997 were as follows:
Capital stock at par value ($0.001)
                                                                                              $ 2,607              $ 48,510

Capital stock in excess of par value
                                                                                           25,715,403           494,497,535
Accumulated net realized gain on investments, shorts sales, financial futures,
   swap and option contracts, and foreign currency-related transactions
                                                                                              148,581              (831,804)
Net unrealized appreciation on investments, short sales, financial futures and options contracts, and on translation of other assets and liabilities denominated in foreign currency
                                                                                               52,519             3,481,103
                                                                                ----------------------   -------------------
                                                                                ======================   ===================
                                                                                         $ 25,919,110          $497,195,344








                                           See notes to financial statements.



Statements of Assets and Liabilities (continued)
June 30, 1997 (unaudited)                   Global & International Portfolios


                                                                                      Worldwide          Worldwide-Hedged
                                                                                      Portfolio             Portfolio


Assets
Investments in securities, at value (Cost - $80,513,285 and
   $60,505,413, respectively)                                                           $  80,429,841           $60,621,767

Cash
                                                                                                2,080                 1,252
Foreign cash  (Cost - $580,641 and $661,989, respectively)
                                                                                            1,575,746               636,101
Receivable from Investment Adviser
                                                                                                3,966                 7,146
Receivable for securities sold
                                                                                           10,040,537             6,736,371
Interest receivable
                                                                                              747,694               394,328
Other assets
                                                                                                5,967                   565
                                                                                -----------------------   ------------------
                                                                                -----------------------   ------------------
   Total assets
                                                                                           92,805,831            68,397,530
                                                                                -----------------------   ------------------

Liabilities
Payable for securities purchased
                                                                                            6,160,076             7,378,908
Distributions payable from income
                                                                                               83,495                     -
Payable for variation margin
                                                                                               54,273                37,816
Net unrealized depreciation of forward foreign exchange contracts
                                                                                              408,350                34,000
Accrued expenses and other liabilities
                                                                                               55,330                35,860
                                                                                -----------------------   ------------------
                                                                                -----------------------   ------------------
   Total liabilities
                                                                                            6,761,524             7,486,584
                                                                                -----------------------   ------------------

Net Assets                                                                               $ 86,044,307          $ 60,910,946

                                                                                =======================   ==================

Shares Outstanding (par value $0.001)
                                                                                            9,201,465             5,493,156
                                                                                ======================   ===================

Net Asset Value Per Share
                                                                                                $9.35                 $11.09

                                                                                =======================   ==================

Components of Net Assets as of June 30, 1997 were as follows:
Capital stock at par value ($0.001)
                                                                                             $  9,201               $ 5,493

Capital stock in excess of par value
                                                                                           98,573,405            60,943,267
Undistributed investment income, net
                                                                                                2,732               270,874
Accumulated net realized (loss) on investments, financial futures contracts, and foreign currency-related transactions
                                                                                         (13,519,897)             (656,909)
Net unrealized appreciation on investments, financial futures contracts, and on translation of other assets and liabilities denominated in foreign
currency                                                                                      978,866               348,221
                                                                                -------------------------   ----------------
                                                                                =========================   ================
                                                                                         $ 86,044,307          $ 60,910,946

                                                                                ========================   =================











                                            See notes to financial statements.



Statements of Assets and Liabilities (continued)
June 30, 1997 (unaudited)                  Global & International Portfolios




                                                                                    International     International-Hedged
                                                                                      Portfolio             Portfolio


Assets
Investments in securities, at value (Cost - $44,991,458 and
   $135,527,933, respectively)                                                         $   44,973,330          $135,445,878

Cash
                                                                                                  485                 2,205
Foreign cash  (Cost - $523,236 and $1,167,091, respectively)
                                                                                              475,856             1,308,302
Receivable from Investment Adviser
                                                                                               12,820                     -
Receivable for fund shares sold
                                                                                                    -            32,000,000
Receivable for securities sold
                                                                                            2,204,181             4,706,424
Interest receivable
                                                                                              281,992             1,104,943
Other assets
                                                                                                1,880                 7,064
                                                                                -----------------------   ------------------
                                                                                -----------------------   ------------------
   Total assets
                                                                                           47,950,544           174,574,816
                                                                                -----------------------   ------------------

Liabilities
Payable for securities purchased
                                                                                            4,627,960             7,324,151
Payable for variation margin
                                                                                               40,875               144,698
Net unrealized depreciation of forward foreign exchange contracts
                                                                                              253,227             1,141,776
Swap contract payable
                                                                                                    -               937,192
Accrued expenses and other liabilities
                                                                                               36,670                58,147
                                                                                ------------------------   -----------------
                                                                                ------------------------   -----------------
   Total liabilities
                                                                                            4,958,732             9,605,964
                                                                                ------------------------   -----------------

Net Assets                                                                             $   42,991,812          $164,968,852

                                                                                ========================   =================

Shares Outstanding (par value $0.001)
                                                                                            4,459,540            16,542,081
                                                                                ========================   =================

Net Asset Value Per Share
                                                                                             $   9.64                $ 9.97

                                                                                ========================   =================

Components of Net Assets as of June 30, 1997 were as follows:
Capital stock at par value ($0.001)
                                                                                             $  4,460               $16,542

Capital stock in excess of par value
                                                                                           44,724,797           164,054,843
Overdistribution of investment income, net
                                                                                                    -             (702,532)
Accumulated net realized gain (loss) on investments, financial futures and swap
   contracts, and foreign currency-related transactions
                                                                                          (1,699,793)             1,545,308
Net unrealized appreciation (depreciation) on investments, financial futures
and
  swap contracts, and on translation of other assets and liabilities denominated
  in foreign currency
                                                                                             (37,652)                54,691
                                                                                ------------------------   -----------------
                                                                                ========================   =================
                                                                                       $  42,991,812           $164,968,852










                                          See notes to financial statements.




Statements of Operations
For the Six Months Ended June 30, 1997 (unaudited)             U.S. Portfolios


                                                                                     Money Market        U.S. Short-Term
                                                                                      Portfolio             Portfolio


Investment Income
Interest                                                                                    $ 698,617          $ 13,916,180


                                                                                   --------------------   ------------------

Expenses
Investment advisory fees
                                                                                               25,186               685,509
Administration fees
                                                                                               10,728               127,759
Custodian fees
                                                                                                9,395                92,260
Shareholder recordkeeping fees
                                                                                                2,083                18,913
Legal fees
                                                                                                3,699                 2,661
Audit fees
                                                                                                7,890                16,338
Directors fees
                                                                                                2,963                11,016
Other fees and expenses
                                                                                               13,107                26,078
                                                                                -----------------------   ------------------

   Total operating expenses                                                                    75,051
                                                                                                                    980,534

Waiver of investment advisory and administration fees
                                                                                             (31,105)             (411.998)
                                                                                -------------------------   ----------------

   Operating expenses, net
                                                                                               43,946               568,536

Interest expense
                                                                                                    -                48,774
                                                                                ------------------------   -----------------

   Total expenses
                                                                                               43,946               617,310
                                                                                ------------------------   -----------------

Investment income, net
                                                                                              654,671            13,298,870
                                                                                ------------------------   -----------------

Net Realized and Unrealized Gain (Loss) on Investments, Financial
Futures Contracts, and on Foreign Currency-Related Transactions

Net realized (loss) on investments
                                                                                                    -           (1,279,390)

Net realized (loss) on financial futures and options contracts
                                                                                                    -              (26,883)

Net realized gain on foreign currency-related transactions
                                                                                                    -               815,927

Net unrealized (depreciation) on investments
                                                                                                    -             (182,175)

Net unrealized (depreciation) on financial futures and options contracts
                                                                                                    -             (158,340)

Net unrealized (depreciation) on other assets and liabilities denominated in foreign currency
                                                                                                    -              (15,591)
                                                                                ------------------------   -----------------

Net realized and unrealized (loss) on investments, financial futures contracts, and on foreign currency-related transactions
                                                                                                    -             (846,452)
                                                                                ------------------------   -----------------

Net Increase in Net Assets Resulting From Operations                                      $   654,671          $12,452,418






                                           See notes to financial statements.


Statements of Operations (continued)
For the Six Months Ended June 30, 1997 (unaudited)             U.S. Portfolios



                                                                                    Stable Return         Mortgage Total
                                                                                      Portfolio          Return Portfolio


Investment Income
Interest                                                                                  $ 1,033,735            13,864,330
                                                                                ------------------------   -----------------

Expenses
Investment advisory fees
                                                                                               51,447               599,759
Administration fees
                                                                                                8,227               111,618
Custodian fees
                                                                                               13,613               126,937
Shareholder recordkeeping fees
                                                                                                1,025                 1,389
Legal fees
                                                                                                  346                 1,056
Audit fees
                                                                                               11,250                18,364
Directors fees
                                                                                                  912                14,060
Other fees and expenses
                                                                                                6,075                20,334
                                                                                --------------------------   ---------------

   Total operating expenses
                                                                                               92,895               893,517

Waiver of investment advisory fees                                                           (49,001)
                                                                                                                          -
                                                                                -------------------------   ----------------

   Operating expenses, net
                                                                                               43,894               893,517

Interest expense
                                                                                               68,215               264,895
                                                                                ------------------------   -----------------

   Total expenses
                                                                                              112,109             1,158,412
                                                                                ------------------------   -----------------

Investment income, net
                                                                                              921,626            12,705,918
                                                                                ------------------------   -----------------

Net Realized and Unrealized Gain (Loss) on Investments, Short Sales,
Financial Futures and Options Contracts, and on Foreign Currency-
Related Transactions

Net realized gain (loss) on investments
                                                                                            (139,717)            5,106,248

Net realized (loss) on short sales
                                                                                                    -           (1,015,728)

Net realized gain (loss) on financial futures and options contracts
                                                                                                9,135             (222,008)

Net realized gain on foreign currency-related transactions
                                                                                              235,701                     -

Net unrealized appreciation (depreciation) on investments                                                         4,029,393
                                                                                             (58,339)

Net unrealized (depreciation) on short sales
                                                                                                    -             (206,893)

Net unrealized (depreciation) on financial futures and options contracts
                                                                                              (3,304)             (798,659)

Net unrealized (depreciation) on translation of other assets and liabilities denominated in foreign currency
                                                                                              (3,947)                     -
                                                                                --------------------------   ---------------

Net realized and unrealized gain on investments, short sales, financial futures and options contracts, and on foreign currency-related transactions
                                                                                               39,529             6,892,353
                                                                                -------------------------   -----------------

Net Increase in Net Assets Resulting From Operations                                        $ 961,155           $19,598,271


                                                                                =========================   ================

                                         See notes to financial statements.



Statements of Operations (continued)
For the Six Months Ended June 30, 1997 (unaudited)
                                              Global & International Portfolios


                                                                                      Worldwide          Worldwide-Hedged
                                                                                      Portfolio             Portfolio


Investment Income
Interest                                                                                 $ 2,335,436             $1,237,090

                                                                                -----------------------   ------------------

Expenses
Investment advisory fees
                                                                                              161,201                85,930
Administration fees
                                                                                               22,528                11,997
Custodian fees
                                                                                               43,376                32,775
Shareholder recordkeeping fees
                                                                                                4,513                 1,785
Legal fees
                                                                                                  744                   200
Audit fees
                                                                                               14,590                14,250
Directors fees
                                                                                                2,675                 1,388
Other fees and expenses
                                                                                                8,374                 3,143
                                                                                -------------------------   ----------------

   Total operating expenses
                                                                                              258,001               151,468

Waiver of investment advisory fees                                                                                 (55,328)
                                                                                             (17,605)
                                                                                -------------------------   ----------------

   Operating expenses, net
                                                                                              240,396                96,140
                                                                                ------------------------   -----------------

Investment income, net
                                                                                            2,095,040             1,140,950
                                                                                -------------------------   ----------------

Net Realized and Unrealized Gain (Loss) on Investments, Financial
Futures Contracts, and on Foreign Currency-Related Transactions

Net realized (loss) on investments
                                                                                          (3,941,457)           (1,672,790)

Net realized gain on financial futures contracts
                                                                                              247,221                17,721

Net realized gain on foreign currency-related transactions
                                                                                              342,117             2,128,623

Net unrealized appreciation on investments
                                                                                              146,628                60,133

Net unrealized appreciation on financial futures contracts
                                                                                              524,983               323,459

Net unrealized appreciation (depreciation) on translation of other assets and liabilities denominated in foreign currency
                                                                                              226,922             (191,781)
                                                                                ----------------------   -------------------

Net realized and unrealized gain (loss) on investments, financial futures contracts, and on foreign currency-related transactions
                                                                                          (2,453,586)               665,365
                                                                                ----------------------    ------------------

Net Increase (Decrease) in Net Assets Resulting From Operations                         $   (358,546)           $ 1,806,315

                                                                                ========================   =================



                                           See notes to financial statements.


Statements of Operations (continued)
For the Six Months Ended June 30, 1997 (unaudited)
                                              Global & International Portfolios



                                                                                    International      International-Hedged
                                                                                      Portfolio             Portfolio
------------------------------------------------------------------------------

Investment Income
Interest                                                                                $   1,118,917            $2,992,893

                                                                                ------------------------   -----------------

Expenses
Investment advisory fees
                                                                                               76,570               258,039
Administration fees
                                                                                               10,700                36,049
Custodian fees
                                                                                               37,000                55,180
Shareholder recordkeeping fees
                                                                                                  703                 1,565
Legal fees
                                                                                                  258                   276
Audit fees
                                                                                               14,250                14,953
Directors fees
                                                                                                1,239                 4,233
Other fees and expenses
                                                                                                1,543                14,493
                                                                                ------------------------   -----------------

   Total operating expenses
                                                                                              142,263               384,788

Waiver of investment advisory fees
                                                                                             (28,099)                     -
                                                                                -----------------------   ------------------

   Operating expenses, net
                                                                                              114,164               384,788
                                                                                ----------------------   -------------------

Investment income, net
                                                                                            1,004,753             2,608,105
                                                                                ----------------------   -------------------

Net Realized and Unrealized Gain (Loss) on Investments, Financial
Futures and Swap Contracts, and on Foreign  Currency-Related Transactions

Net realized (loss) on investments
                                                                                          (1,822,536)           (8,728,910)

Net realized gain (loss) on financial futures and swap contracts
                                                                                             (59,755)             1,885,387

Net realized gain (loss) on foreign currency-related transactions
                                                                                             (60,053)             9,089,555

Net unrealized (depreciation) on investments
                                                                                            (214,719)             (203,902)

Net unrealized appreciation on financial futures contracts
                                                                                              423,686             2,021,124

Net unrealized (depreciation) on other assets and liabilities denominated in foreign currency
                                                                                            (360,486)           (1,084,606)
                                                                                -----------------------   ------------------

Net realized and unrealized gain (loss) on investments, financial futures and swap contracts, and on foreign currency-related transactions
                                                                                          (2,093,863)             2,978,648
                                                                                -----------------------   ------------------

Net Increase (Decrease) in Net Assets Resulting From Operations                        $  (1,089,110)            $5,586,753

                                                                                ============================================



                                           See notes to financial statements.



Statements of Changes In Net Assets

                                                              U.S. Portfolios

                                                       Money Market Portfolio               U.S. Short-Term Portfolio


                                                Six Months Ended                       Six Months Ended
                                                  June 30, 1997        Year Ended        June 30, 1997        Year Ended
                                                   (unaudited)       Dec. 31, 1996        (unaudited)       Dec. 31, 1996


Increase (Decrease) in Net
Assets From Operations
Investment income, net                                   $654,671         $1,295,319      $  13,298,870         $27,489,851


Net realized gain (loss) on investments,
financial futures and options contracts, and on
foreign currency-related transactions                           -               9,381          (490,346)         (1,791,633)


Net unrealized appreciation (depreciation) on
investments, financial futures and options
contracts,
and on translation of other assets and
liabilities
denominated in foreign currency                                 -                   -          (356,106)            130,799

                                                ------------------ ------------------- ------------------ -------------------

Net increase in net assets resulting
from operations
                                                          654,671           1,304,700         12,452,418          25,829,017
                                                ------------------ ------------------- ------------------ -------------------

Distributions to Shareholders
From investment income, net
                                                          653,853           1,295,319         13,298,870          27,489,851

From net realized gain on investments                           -                                      -                   -
                                                                                2,870
                                                ------------------ ------------------- ------------------ -------------------

Total Distributions
                                                          653,853           1,298,189         13,298,870          27,489,851
                                                ------------------ ------------------- ------------------ -------------------

Capital Share Transactions, Net
                                                          585,827           (829,641)         83,138,684       (100,507,754)
                                                ------------------ ------------------- ------------------ -------------------

Total increase (decrease) in net assets
                                                          586,645           (823,130)         82,292,231       (102,168,588)

Net Assets
Beginning of period
                                                       25,047,023          25,870,153        355,256,714         457,425,302
                                                ------------------ ------------------- ------------------ -------------------

End of period                                       $  25,633,668        $ 25,047,023       $437,548,946        $355,256,714

                                                ================== =================== ================== ===================

Undistributed net investment income                      $    818        $          -          $  19,640           $  19,640











                                             See notes to financial statements.


Statements of Changes In Net Assets (continued)
                                                                U.S. Portfolios


                                                       Stable Return Portfolio            Mortgage Total Return Portfolio

                                                Six Months Ended                       Six Months Ended  Period From April
                                                  June 30, 1997        Year Ended        June 30, 1997      29, 1996* to
                                                   (unaudited)       Dec. 31, 1996        (unaudited)       Dec. 31, 1996


Increase (Decrease) in Net
Assets From Operations
Investment income, net                                  $ 921,626          $1,304,748       $ 12,705,918         $ 4,606,608


Net realized gain on investments, short sales,
financial futures and options contracts,
                                                          105,119             178,550          3,868,512            379,214
and on foreign currency-related transactions

Net unrealized appreciation (depreciation)
on investments, short sales, financial futures
and
options contracts, and on translation of other
assets
and liabilities denominated in foreign currency                                                3,023,841
                                                         (65,590)              88,861                               457,263
                                                ------------------ ------------------- -------------------------------------

Net increase in net assets resulting
from operations
                                                          961,155           1,572,159         19,598,271          5,443,085
                                                ------------------ ------------------- -------------------------------------

Distributions to Shareholders
From investment income, net
                                                          921,626           1,304,748         12,705,918          4,606,608

In excess of investment income, net                             -                 674                  -          1,260,264


From net realized gain on investments, short
sales,
financial futures and options contracts,
and foreign currency-related transactions                       -             138,326          3,702,084            117,184

                                                ------------------ ------------------- -------------------------------------

Total Distributions
                                                          921,626           1,443,748         16,408,002          5,984,056
                                                ------------------ ------------------- -------------------------------------

Capital Share Transactions, Net
                                                     (16,220,880)          36,891,983        273,015,286        221,530,760
                                                ------------------ ------------------- -------------------------------------

Total increase (decrease) in net assets
                                                     (16,181,351)          37,020,394        276,205,555        220,989,789

Net Assets
Beginning of period
                                                       42,100,461           5,080,067        220,989,789                  -
                                                ------------------ ------------------- -------------------------------------

End of period                                       $  25,919,110        $ 42,100,461      $ 497,195,344      $ 220,989,789

                                                ================== =================== =====================================

Undistributed net investment income                 $           -        $          -      $           -      $ (1,260,264)



* Commencement of operations.




                                            See notes to financial statements.



Statements of Changes In Net Assets (continued)
                                             Global & International Portfolios


                                                         Worldwide Portfolio                Worldwide-Hedged Portfolio
                                                -------------------------------------- -------------------------------------
                                                Six Months Ended                       Six Months Ended
                                                  June 30, 1997        Year Ended        June 30, 1997       Year Ended
                                                   (unaudited)        Dec. 31, 1996       (unaudited)       Dec. 31, 1996


Increase (Decrease) in Net Assets
From Operations
Investment income, net                              $  2,095,040        $   5,238,427       $  1,140,950       $  1,548,703


Net realized gain (loss) on investments,
financial futures contracts, and
foreign currency-related transactions
                                                      (3,352,119)             613,278            473,554          1,460,511

Net unrealized appreciation (depreciation) on
investments, financial futures contracts,
and on translation of assets and liabilities
denominated in foreign currency
                                                          898,533         (1,097,710)            191,811          (304,218)
                                                ------------------ ------------------- ------------------ ------------------

Net increase (decrease) in net assets resulting
from operations
                                                        (358,546)           4,753,995          1,806,315          2,704,996
                                                ------------------ ------------------- ------------------ ------------------

Distributions to Shareholders
From investment income, net
                                                        2,092,308           5,238,427          1,138,139          1,548,703

In excess of investment income, net                             -                   -                  -            977,659


From net realized gain on investments,
financial futures contracts, and foreign
currency-related transactions                                   -                                      -                  -
                                                                              738,137

From capital stock in excess of par value                       -             794,254                  -                  -

                                                ------------------ ------------------- ------------------ ------------------

Total Distributions
                                                        2,092,308           6,770,818          1,138,139          2,526,362
                                                ------------------ ------------------- ------------------ ------------------

Capital Share Transactions, Net
                                                       13,555,724         (9,229,917)         30,219,113          1,590,193
                                                ------------------ ------------------- ------------------ ------------------

Total increase (decrease) in net assets                11,104,870        (11,246,740)         30,887,289          1,768,827

Net Assets
Beginning of period
                                                       74,939,437          86,186,177         30,023,657         28,254,830
                                                ------------------ ------------------- ------------------ ------------------

End of period                                        $ 86,044,307        $ 74,939,437        $60,910,946        $30,023,657

                                                ================== =================== ================== ==================

Undistributed Net Investment Income                      $  2,732        $   -                 $ 270,874           $268,063






                                            See notes to financial statements.


Statements of Changes In Net Assets (continued)
                                          Global & International Portfolios


                                                                                               International-Hedged
                                                       International Portfolio                      Portfolio
                                                -------------------------------------- -------------------------------------
                                                Six Months Ended    Period From May    Six Months Ended
                                                  June 30, 1997       9, 1996* to        June 30, 1997       Year Ended
                                                   (unaudited)       Dec. 31, 1996        (unaudited)       Dec. 31, 1996


Increase (Decrease) in Net Assets
From Operations
Investment income, net                              $  1,004,753            $ 836,419         $2,608,105          $ 2,486,212


Net realized gain (loss) on investments,
financial futures and swap contracts, and on
foreign currency-related transactions
                                                      (1,942,344)             518,846          2,246,032            454,698

Net unrealized appreciation (depreciation) on
investments, financial futures and swap
contracts, and on translation of assets and
liabilities denominated in foreign currency
                                                        (151,519)             113,867            732,616        (1,599,754)
                                                ------------------ ------------------- ------------------ ------------------

Net increase (decrease) in net assets resulting
from operations
                                                      (1,089,110)           1,469,132          5,586,753          1,341,156
                                                ------------------ ------------------- ------------------ ------------------

Distributions to Shareholders
From investment income, net
                                                        1,004,753             836,419          3,310,637          2,486,212

From net realized gain on investments,
financial futures and swap contracts, and
foreign currency-related transactions                           -             276,295                  -
                                                                                                                    454,698

In excess of net realized gain on investments,
financial futures and swap contracts, and
foreign currency-related transactions                           -                   -                  -
                                                                                                                    801,949

From capital stock in excess of par value                       -                                      -
                                                                                    -                             1,305,588
                                                ------------------ ------------------- ------------------ ------------------

Total Distributions
                                                        1,004,753           1,112,714          3,310,637          5,048,447
                                                ------------------ ------------------- ------------------ ------------------

Capital Share Transactions, Net
                                                        9,339,738          35,389,519         36,047,625         96,347,515
                                                ------------------ ------------------- ------------------ ------------------

Total increase in net assets
                                                        7,245,875          35,745,937         38,323,741         92,640,224

Net Assets
Beginning of period                                                                 -
                                                       35,745,937                            126,645,111         34,004,887
                                                ------------------ ------------------- ------------------ ------------------

End of period                                        $ 42,991,812         $35,745,937       $164,968,852     $  126,645,111

                                                ================== =================== ================== ==================

Overdistributed Net Investment Income                $          -         $        -          $ (702,532)    $            -


* Commencement of Operations.
                                              See notes to financial statements.



Financial Highlights
                                                         Money Market Portfolio



                                      Six months                                                           Period From
                                        ended                                                             Nov. 1, 1993*
For a share outstanding             June 30, 1997                         Year Ended                            to
                                                     ------------------------------------------------------
throughout the period:               (unaudited)     Dec. 31, 1996     Dec. 31, 1995    Dec. 31, 1994     Dec. 31, 1993


Per Share Data
Net asset value, beginning of period
                                           $  1.00         $   1.00             $1.00           $ 1.00            $1.00


Increase (Decrease) From
Investment Operations
Investment income, net                                                                                                  **
                                              0.02             0.05              0.06             0.04              0.00

Net realized gain on investments                 -                  **               **                                -
                                                               0.00              0.00             0.00
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Total from investment operations
                                              0.02             0.05              0.06             0.04              0.00
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Less Distributions
From investment income, net                                                                                             **
                                              0.02             0.05              0.06             0.04              0.00

From net realized gain on                        -             0.00 **              -                -                 -
investments

In excess of net realized gain on
investments                                      -                -                 -             0.00 **              -
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Total distributions
                                              0.02             0.05              0.06             0.04              0.00
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Net asset value, end of period
                                             $1.00          $  1.00            $ 1.00         $   1.00             $1.00

                                    ===============  ===============   ===============  ===============   ===============

Total Return                                 2.60%(c)         5.18%             5.74%            4.13%             2.69%(b)

Ratios/Supplemental Data
Net assets, end of period (000s)         $ 25,634         $ 25,047            25,870        $  22,006              $2,336



Ratio of operating expenses to
average
net assets (a)                               0.35%(b)         0.40%             0.40%            0.40%             0.40%(b)

Ratio of investment income,
net to average net assets                    5.19%(b)         5.05%             5.58%            4.16%             2.67%(b)

Decrease in above ratios due to
waiver of investment advisory and
administration fees and
reimbursement
of other expenses                            0.25%(b)         0.30%             0.37%            0.64%            25.54%(b)

(a) Net of waivers and reimbursements
(b) Annualized.
(c) Not annualized.
* Commencement of Operations
** Rounds to less than $.01
                                            See notes to financial statements.

Financial Highlights (continued)
                                                     U.S. Short-Term Portfolio

                                       Six Months
                                       Ended June                                Year Ended
                                       30, 1997              ---------------------------------------------------
For a share outstanding               (unaudited)   Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
throughout the period:                                1996          1995          1994          1993          1992


Per Share Data
Net asset value, beginning of period       $  9.85        $ 9.88      $   9.89     $    9.98       $ 10.00        $10.00

                                       ------------  ------------  ------------  ------------  ------------  ------------

Increase (Decrease) From
Investment Operations
Investment income, net
                                              0.28          0.55          0.56          0.44          0.32          0.34

Net realized and unrealized gain on
investments, financial futures and
options
contracts, and foreign
currency-related transactions               (0.03)        (0.03)        (0.01)        (0.08)        (0.03)          0.01
                                       ------------  ------------  ------------  ------------  ------------  ------------

Total from investment operations                                                                                    0.35
                                              0.25          0.52          0.55          0.36          0.29
                                       ------------  ------------  ------------  ------------  ------------  ------------

Less Distributions
From investment income, net                                                                                         0.34
                                              0.28          0.55          0.56          0.45          0.31

In excess of investment income, net              -             -          0.00*         0.00*           -             -


From net realized gain on investments,
and financial futures and options                -             -             -             -             -          0.01
contracts
                                       ------------  ------------  ------------  ------------  ------------  ------------

Total distributions                           0.28          0.55          0.56          0.45          0.31          0.35
                                       ------------  ------------  ------------  ------------  ------------  ------------

Net asset value, end of period              $ 9.82        $ 9.85      $   9.88        $ 9.89        $ 9.98       $ 10.00

                                       ============  ============  ============  ============  ============  ============

Total Return                                 2.61%(c)      5.45%         5.71%         3.71%         2.88%         3.45%

Ratios/Supplemental Data
Net assets, end of period (000s)         $  437,548  $  355,257     $ 457,425  $    290,695      $417,728     $ 682,513


Ratio of operating expenses to average
net assets, exclusive of interest            0.25%(b)      0.27%         0.40%         0.40%         0.40%         0.40%
expense (a)

Ratio of operating expenses to average
net assets, inclusive of interest            0.27%(b)      0.40%         0.51%         0.43%         0.48%         0.43%
expense (a)

Ratio of investment income,
net to average net assets                    5.82%(b)      5.62%         5.64%         4.14%         3.28%         3.37%

Decrease in above ratios due to waiver       0.18%(b)      0.05%         0.07%         0.08%         0.03%            -
of investment advisory fees

(a) Net of waivers
(b) Annualized.
(c) Not annualized.
* Rounds to less than $0.01
                                           See notes to financial statements.



Financial Highlights (continued)
                                                     Stable Return Portfolio


                                      Six Months                                                           Period From
                                        Ended                                                                  July
For a share outstanding             June 30, 1997                       Year Ended                         26, 1993* to
                                                     --------------------------------------------------
throughout the period:               (unaudited)     Dec. 31, 1996     Dec. 31, 1995    Dec. 31, 1994     Dec. 31, 1993


Per Share Data
Net asset value, beginning of period       $  9.93       $    10.00            $ 9.55          $  9.95            $10.00


Increase (Decrease) From
Investment Operations
Investment income, net
                                              0.31             0.55              0.60             0.43              0.14

Net realized and unrealized gain
(loss) on investments and
financial futures contracts
                                              0.01           (0.04)              0.45           (0.40)              0.05
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Total from investment operations
                                              0.32             0.51              1.05             0.03              0.19
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Less Distributions
From investment income, net
                                              0.31             0.55              0.60             0.43              0.14

In excess of investment income, net              -             0.00 **              -                -                 -

From net realized gain on
investments and financial futures                -             0.03                 -                -              0.03
contracts

In excess of net realized gain on
investments and financial futures
contracts                                        -                -                 -                -              0.07
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Total distributions
                                              0.31             0.58              0.60             0.43              0.24
                                    ---------------  ---------------   ---------------  ---------------   ---------------

Net asset value, end of period               $9.94          $  9.93         $   10.00           $ 9.55           $  9.95

                                    ===============  ===============   ===============  ===============   ===============

Total Return                                 3.26%(c)         5.28%            11.26%            0.29%             1.78%(c)

Ratios/Supplemental Data
Net assets, end of period (000s)         $ 25,919         $ 42,100           $ 5,080         $  4,338             $3,482


Ratio of operating expenses to average
net assets, exclusive of interest            0.30%(b)         0.31%             0.50%            0.50%             0.50%(b)
expense (a)

Ratio of operating expenses to average
net assets, inclusive of interest            0.76%(b)         0.49%             1.41%            1.74%                 -
expense (a)

Ratio of investment income,
net to average net assets                    6.27%(b)         5.79%             6.09%            4.43%             3.68%(b)

Decrease in above ratios due to
waiver of investment advisory fees
and reimbursement of other expenses          0.33%(b)         0.15%             0.53%            0.57%             1.46%(b)

Portfolio  turnover                           885%           1,387%            1,075%             343%            1,841%


(a) Net of waivers and reimbursements
(b) Annualized.
(c) Not annualized.
* Commencement of Operations was July 26, 1993
** Rounds to less than $.01
                                            See notes to financial statements.


Financial Highlights (continued)
                                              Mortgage Total Return Portfolio


                                                                                    For the six          Period From
For a share outstanding                                                             months ended       April 29, 1996*
throughout the period:                                                              June 30,1997       to Dec. 31 1996


Per Share Data
Net asset value, beginning of period                                                        $ 10.16               $10.00


Increases (Decreases) From Investment Operations
Investment income, net                                                                         0.34                 0.41

Net realized and unrealized gain on investments, short sales, and financial
futures, options and swap contracts                                                            0.13                 0.23
                                                                                 -------------------  -------------------

Total from investment operations                                                               0.47                 0.64
                                                                                 -------------------  -------------------

Less Distributions
From investment income, net                                                                    0.34                 0.41

In excess of investment income, net                                                               -                 0.06

From net realized gain on investments, short sales, and financial futures,
options and swap contracts                                                                     0.04                 0.01
                                                                                 -------------------  -------------------

Total distributions                                                                            0.38                 0.48
                                                                                 -------------------  -------------------

Net asset value, end of period                                                               $10.25              $ 10.16

                                                                                 ===================  ===================

Total Return                                                                                  4.73%(c)             6.54%(c)

Ratios/Supplemental Data
Net assets, end of period (000's)                                                       $  497,195            $ 220,990


Ratio of operating expenses, exclusive of interest expense (a)                                0.45%(b)             0.45%(b)

Ratio of operating expenses, inclusive of interest expense (a)                                0.58%(b)             0.88%(b)

Ratio of investment income, to average net assets                                             6.36%(b)             7.61%(b)

Decrease in above ratios due to waiver of investment
advisory fees and reimbursement of other expenses                                                 -                0.10%(b)

Portfolio turnover                                                                           1,942%                 590%

(a) Net of waivers and reimbursements, exclusive of interest.
(b) Annualized.
(c) Not annualized.
* Commencement of Operations was April 29, 1996
                                             See notes to financial statements.




Financial Highlights (continued)

                                                           Worldwide Portfolio


                                      Six months                                                             Period from
                                      ended June                          Year Ended                       April 15, 1992*
                                                                                                                 to
                                                     ------------------------------------------------------
For a share outstanding                30, 1997       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
throughout the period:                (unaudited)       1996          1995          1994          1993          1992


Per Share Data
Net asset value, beginning of period       $  9.64       $  9.83        $ 9.27        $10.02       $  9.98        $10.00


                                     --------------  ------------  ------------  ------------  ------------  ------------

Increase (Decrease) From
Investment Operations
Investment income, net                                                                                              0.39
                                              0.24          0.53          0.58          0.50          0.45

Net realized and unrealized gain
(loss) on investments, financial
futures contracts, and foreign              (0.29)          0.01          0.56        (0.74)          1.04          0.53
currency-related transactions
                                     --------------  ------------  ------------  ------------  ------------  ------------

Total from investment operations                                                                                    0.92
                                            (0.05)          0.54          1.14        (0.24)          1.49
                                     --------------  ------------  ------------  ------------  ------------  ------------

Less Distributions
From investment income, net                                                                                         0.39
                                              0.24          0.53          0.30          0.20          0.45

In excess of investment income, net              -             -             -          0.01             -             -


From net realized gain on
investments, financial futures
contracts, and foreign                           -          0.09             -             -          0.87          0.55
currency-related transactions

In excess of net realized gain on
investments, financial futures
contracts, and foreign                           -             -             -             -          0.13          0.00**
currency-related transactions

From capital stock in excess of par              -          0.11          0.28          0.30             -          0.00
value
                                     --------------  ------------  ------------  ------------  ------------  ------------

Total distributions                                                                                                 0.94
                                              0.24          0.73          0.58          0.51          1.45
                                     --------------  ------------  ------------  ------------  ------------  ------------

Net asset value, end of period            $   9.35        $ 9.64          9.83         $9.27        $10.02       $  9.98


                                     ==============  ============  ============  ============  ============  ============

Total Return                               (0.48%)(c)      5.77%        12.60%       (2.25%)        15.86%        13.46%(b)

Ratios/Supplemental Data
Net assets, end of period (000's)         $ 86,044     $ 74,939        86,186      $53,721     $  217,163        $ 82,757


Ratio of operating expenses to
average net assets, exclusive of             0.60%(b)      0.60%         0.60%         0.60%         0.59%         0.60%(b)
interest exp. (a)

Ratio of operating expenses to
average net assets, inclusive of             0.60%(b)      0.60%         0.60%         0.63%         0.86%         0.79%(b)
interest exp. (a)

Ratio of investment income,
net to average net assets                    5.20%(b)      5.52%         6.13%         5.11%         4.48%         5.39%(b)

Decrease in above ratios due to
waiver of investment advisory fees
and reimbursement of other expenses          0.05%(b)      0.05%         0.30%         0.02%             -         0.72%(b)

Portfolio turnover                            386%        1,126%        1,401%        1,479%        1,245%          850%

(a) Net of waivers and reimbursements
(b) Annualized.
(c) Not annualized.
* Commencement of Operations
** Rounds to less than $0.01
                                          See notes to financial statements.


Financial Highlights (continued)
                                                    Worldwide-Hedged Portfolio

                                      Six months                                                           Period from May
                                      ended June                          Year Ended                        19, 1992* to

For a share outstanding                30, 1997       Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,      Dec. 31,
throughout the period:                (unaudited)       1996          1995          1994          1993          1992


Per Share Data
Net asset value, beginning of period      $  10.91      $  10.85       $ 10.41   $     10.08        $ 9.85        $10.00

                                     --------------  ------------  ------------  ------------  ------------  ------------

Increase (Decrease) From
Investment Operations
Investment income, net                                                                                              0.32
                                              0.29          0.62          0.45          0.34          0.45

Net realized and unrealized gain on
investments, financial futures
contracts, and foreign                        0.18          0.43          0.66          0.43          0.76          0.25
currency-related transactions
                                     --------------  ------------  ------------  ------------  ------------  ------------

Total from investment operations                                                                                    0.57
                                              0.47          1.05          1.11          0.77          1.21
                                     --------------  ------------  ------------  ------------  ------------  ------------

Less Distributions
From investment income, net                                                                                         0.32
                                              0.29          0.62          0.67          0.44          0.45

In excess of investment income, net              -          0.37             -          0.00**           -             -


From net realized gain on
investments, financial futures
contracts, and foreign                           -             -             -             -          0.53          0.40
currency-related transactions
                                     --------------  ------------  ------------  ------------  ------------  ------------

Total distributions                                                                                                 0.72
                                              0.29          0.99          0.67          0.44          0.98
                                     --------------  ------------  ------------  ------------  ------------  ------------

Net asset value, end of period             $ 11.09       $ 10.91        $10.85        $10.41       $ 10.08        $9.85

                                     ==============  ============  ============  ============  ============  ============

Total Return                                 4.35%(c)     10.03%        11.00%         7.84%        12.89%         9.45%(b)

Ratios/Supplemental Data
Net assets, end of period (000s)           $  60,911   $ 30,024    $   28,255       $   273      $ 41,138         $21,785


Ratio of operating expenses to
average net assets, exclusive of             0.45%(b)      0.45%         0.45%         0.60%         0.60%         0.60%(b)
interest expense (a)

Ratio of operating expenses to
average net assets, inclusive of             0.45%(b)      0.45%         0.45%         0.65%         0.86%         0.83%(b)
interest expense (a)

Ratio of investment income, net to
average net assets                           5.31%(b)      5.71%         5.84%         4.72%         4.49%         5.13%(b)

Decrease in above ratios due to
waiver of investment advisory fees
and reimbursement of other expenses          0.26%(b)      0.24%         0.54%         0.17%         0.09%         1.01%(b)

Portfolio Turnover                            420%        1,087%          500%        1,622%        1,254%          826%

(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Not annualized.
* Commencement of Operations
** Rounds to less than $0.01
                                            See notes to financial statements.


Financial Highlights (continued)
                                                     International Portfolio


                                                                                     Six months          Period from
                                                                                     ended June        May 9, 1996* to
For a share outstanding                                                               30,1997         December 31, 1996
throughout the period:                                                              (unaudited)


Per Share Data
Net asset value, beginning of period                                                         $10.20               $10.00

Increases (Decreases) From
Investment Operations
Investment income, net                                                                         0.25                 0.38

Net realized and unrealized gain (loss) on investments, financial futures
contracts, and foreign currency-related transactions                                         (0.56)                 0.28
                                                                                 -------------------  -------------------

Total from investment operations                                                             (0.31)                 0.66
                                                                                 -------------------  -------------------

Less Distributions
From investment income, net                                                                    0.25                 0.38

From net realized gain on investments, financial futures contracts,
and foreign currency-related transactions                                                         -                 0.08
                                                                                 -------------------  -------------------

Total distributions                                                                            0.25                 0.46
                                                                                 -------------------  -------------------

Net asset value, end of period                                                                $9.64               $10.20
                                                                                 ===================  ===================

Total Return                                                                                (3.00%)(c)             6.66%(c)

Ratios/Supplemental Data
Net assets, end of period (000s)                                                           $ 42,992              $ 35,746


Ratio of operating expenses to average net assets (a)                                         0.60%(b)             0.60%(b)

Ratio of investment income, net to average net assets                                         5.25%(b)             5.73%(b)

Decrease in above ratios due to waiver of investment advisory fees                            0.15%(b)             0.32%(b)

Portfolio Turnover                                                                             360%                 539%

(a) Net of waivers
(b) Annualized.
(c) Not annualized
* Commencement of Operations.
                                            See notes to financial statements.



Financial Highlights (continued)
                                              International-Hedged Portfolio

                                             Six months                                                       Period from
                                             ended June                                                        March 25,
For a share outstanding                       30, 1997                       Year ended                      1993* to Dec.
                                                            ---------------------------------------------
throughout the period:                       (unaudited)      Dec. 31,        Dec. 31,  ***   Dec. 31,        31, 1993
                                                                1996            1995            1994


Per Share Data
Net asset value, beginning of period               $ 9.80        $ 10.19        $  10.00     $     10.39        $  10.00



Increases (Decreases) From
Investment Operations
Investment income, net                               0.19                           0.19            0.20            0.44
                                                                    0.47

Net realized and unrealized gain (loss) on
investments, financial futures and swap
contracts, and foreign currency-related              0.23         (0.15)            0.19          (0.46)            0.78
transactions
                                            --------------  -------------   -------------   -------------   -------------

Total from investment operations                     0.42           0.32            0.38          (0.26)            1.22
                                            --------------  -------------   -------------   -------------   -------------

Less Distributions
From investment income, net                          0.25           0.47            0.19            0.20            0.44

In excess of investment income, net                     -              -            0.00(c)            -               -

From net realized gain on investments,
options and financial futures contracts,
and foreign currency-related transactions               -           0.05               -            0.50            0.39

In excess of net realized gain on
investments, options and financial futures
contracts, and foreign currency-related                 -           0.09               -               -               -
transactions

From capital stock in excess of par value               -           0.10               -               -               -
                                            --------------  -------------   -------------   -------------   -------------

Total distributions                                  0.25           0.71            0.19            0.70            0.83
                                            --------------  -------------   -------------   -------------   -------------

Net asset value, end of period                     $ 9.97         $ 9.80        $  10.19           $9.43 **      $ 10.39

                                            ==============  =============   =============   =============   =============

Total Return                                        4.35%(c)       3.18%          13.45%(b)      (2.53%)          16.37%(b)

Ratios/Supplemental Data
Net assets, end of period (000s)               $     164,969  $  126,645          $34,005          $  -        $ 17,867



Ratio of operating expenses
to average net assets (a)                           0.60%(b)       0.60%           0.60%(b)        0.57%           0.60%(b)

Ratio of investment income,
net to average net assets                           4.04%(b)       4.65%           6.12%(b)        2.87%           5.86%(b)

Decrease in above ratios due to waiver of
investment advisory fees and reimbursement          0.04%(b)       0.06%           0.17%(b)        0.49%           0.28%(b)
of other expenses

Portfolio Turnover                                   206%           784%            764%          1,282%            855%

(a) Net of waivers and reimbursements.
(b) Annualized.
(c) Rounds to less than $0.01
*   Commencement of Operations
** Represents net asset value per share at December 30, 1994. The Portfolio was fully liquidated on December 30, 1994
based on this net      asset value.
*** The Portfolio recommenced operations on September 14, 1995.



                                       See notes to financial statements.

Notes to Financial Statements
June 30, 1997 (unaudited)


1. Organization

FFTW Funds,  Inc. (the "Fund") was  organized as a Maryland  corporation on February 23, 1989 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund currently has thirteen Portfolios, eight of which were active as of June 30, 1997. The eight active Portfolios are: Money Market Portfolio
("Money Market");  U.S.  Short-Term  Portfolio ("U.S.  Short-Term"); Stable
Return Portfolio  ("Stable Return"); Mortgage  Total  Return   Portfolio
("Mortgage");   Worldwide   Portfolio("Worldwide");   Worldwide-Hedged
Portfolio("Worldwide-Hedged");International Portfolio("International");
and International-Hedged Portfolio ("International-Hedged"). The Fund is managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser").


2. Summary of Significant Accounting Policies

Net Asset Value

The net asset value per share ("NAV") of each Portfolio is determined by adding the value of all of the assets of the Portfolio, subtracting all of the Portfolio's liabilities, dividing by the number of shares outstanding and adjusting to the nearest cent. The NAV is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on each Business Day (as that term is defined in the Fund's registration statement) for each Portfolio, other than Money Market and Mortgage. The NAV of Money Market is calculated by the Fund's Accounting Agent as of 12:00 p.m. Eastern time on each Business Day.
The NAV of Mortgage is calculated by the Fund's Accounting Agent as of 4:00 p.m. Eastern time on the last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

Securities

All securities transactions are recorded on a trade date basis. Interest income and expense are recorded on an accrual basis. The Fund amortizes discount or premium on a daily basis to interest income. The Fund uses the specific identification method for determining gain or loss on sales of securities.

Valuation

Except for Money Market, all investments are valued daily at their market price, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available and illiquid securities will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

All investments in Money Market are valued daily using the amortized cost valuation method which approximates market value and is consistent with Rule 2a-7 of the Investment Company Act of 1940.

Expenses

Expenses directly attributed to each Portfolio in the Fund are charged to that Portfolio's operations; expenses which are applicable to all Portfolios are allocated among them based on average daily net assets.

Income Tax

There is no provision  for Federal  income or excise tax since each  Portfolio distributes all of its taxable income and qualifies or intends to qualify as a regulated investment company ("RIC") by complying with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs.





Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


2. Summary of Significant Accounting Policies (continued)

At December 31,1996, the Portfolios had the following capital loss carryforwards to offset future net capital gains, to the extent provided by regulations. Net realized losses attributable to security transactions after October 31, 1996, are treated for federal income tax purposes as arising on the first day of the Portfolio's next fiscal year.

         Portfolio                    Carryforward Amount      Expiration Date

         U.S. Short-Term                   $1,404,714        December 31, 2001
                                            1,779,703        December 31, 2002
                                            1,335,380        December 31, 2003
                                            1,594,356        December 31, 2004
         Worldwide                          9,589,732        December 31, 2002
         Worldwide-Hedged                   1,113,488        December 31, 2002

Dividends to Shareholders

It is the policy of the Portfolios, other than Mortgage, to declare dividends daily from net investment income. Mortgage declares dividends monthly from net investment income on the last Business Day of each month. Dividends are paid in cash or reinvested monthly for all Portfolios. Distributions from net capital gains of each Portfolio, if any, are normally declared and paid annually, but each Portfolio may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain may not be distributed.

Dividends  from net  investment  income and  distributions  from  realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and
realized gains recorded  by  a  Portfolio  for  financial  reporting   purposes.
Differences result primarily from foreign currency transactions and timing differences related to recognition of income, and gains and losses from investment transactions. To the extent that those differences which are permanent in nature result in overdistributions to shareholders, amounts are reclassified within the capital accounts based on their federal tax basis treatment. Temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as distributions in excess of net investment income and net realized capital gains, respectively. To the extent that they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital stock in excess of par.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward foreign exchange contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and expenses are translated at exchange rates prevailing when accrued. The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Reported net realized gains or losses on foreign currency-related transactions arise from sales and maturities of foreign short-term securities, sales of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Portfoli's books, and the U.S. dollar equivalent of the amounts actually received. Net unrealized appreciation or depreciation on assets and liabilities denominated in foreign currency arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rates.



Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


2. Summary of Significant Accounting Policies (continued)

Estimates

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory Agreements and Affiliated Transactions

The Funds  Board of  Directors  has  approved  investment  advisory  agreements
 (the "Agreements") with the Investment Adviser. The investment advisory fees to be paid to the Investment Adviser are computed daily at annual rates set forth below. The fees are payable quarterly for U.S. Short-Term, Worldwide, and Worldwide-Hedged, and monthly for Money Market, Stable Return, Mortgage, International and International-Hedged.

The Agreements with U.S. Short-Term, Worldwide and Worldwide-Hedged provide that to the extent that the aggregate annual expenses, (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) exceed 0.40% of U.S. Short-Terms, 0.60% of Worldwides, and 0.60% of Worldwide-Hedgeds average daily net assets, the Investment Adviser has agreed to waive its investment advisory fee and reimburse the Portfolios for any excess expenses. Additionally, the Investment Adviser has voluntarily agreed to waive its investment advisory fees and reimburse the Portfolio for any excess expenses of Money Market, U.S. Short-Term, Stable Return,
Mortgage,  Worldwide-Hedged,   International  and International-Hedged  to the
extent that the aggregate expenses, (exclusive of interest, taxes, brokerage commissions and other extraordinary expenses) exceed 0.25% (0.40% prior to April 29, 1997) of Money Market's, 0.25% of U.S. Short-Term's, 0.30% of
Stable   Return's,   0.45%  of   Mortgage's   and   Worldwide-Hedged's   and
0.60% of International and International-Hedged's average daily net assets.

The investment advisory fee rates are summarized below for each of the
Portfolios:

          ------------------------------------------------------
                                               Investment
                                                Advisory
                    Portfolio                     Fee
          ------------------------------------------------------

          Money Market                           0.10%
          U.S. Short-Term                        0.30%*
          Stable Return                          0 35%**
          Mortgage                               0.30%
          Worldwide                              0.40%
          Worldwide-Hedged                        0.40%***
          International                          0.40%
          International-Hedged                   0.40%

* Effective March 1, 1996, the Investment Adviser voluntarily agreed to reduce the investment advisory fee by an annualized rate of 0.15%. The investment advisory fee is currently being charged at an annualized rate of 0.15% untilfurther notice.

** Effective March 1, 1996, the Investment Adviser voluntarily agreed to reduce the investment advisory fee by an annualized rate of 0.20%. The investment advisory fee is currently being charged at an annualized rate of 0.15% untilfurther notice.

***  Effective  July 1, 1995,  the  Investment  Adviser  voluntarily  agreed to reduce the investment advisory fee by an annualized rate of 0.15%. The investment advisory fee is currently being charged at an annualized rate of 0.25% until further notice.




Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


3. Investment Advisory Agreements and Affiliated Transactions (continued)

Directors fees of $35,250 were allocated among the Portfolios and paid for the six months ended June 30, 1997 to Directors who are not employees of the Investment Adviser. Effective February 12, 1997, Directors who are not employees of the Investment Adviser receive an annual retainer of $20,000, payable quarterly and $1,000 per meeting attended.

As of June 30, 1997, the Investment Adviser had discretionary investment advisory agreements with shareholders of the Fund that represent 75.3% of the Fund's total net assets and therefore, may be deemed a control person.

4. Investment Transactions

Purchase  cost and  proceeds  from sales of  investment  securities
(including U.S. Government securities), other than short-term investments, for the six months ended June 30, 1997 for each of the Portfolios were as follows:

           ------------------------------ --------------------------- ----------------------------
                                               Purchase Cost of         Proceeds from Sales of
                     Portfolio              Investment Securities        Investment Securities
           ------------------------------ --------------------------- ----------------------------

           Money Market                                $   -                           $ -

           U.S. Short-Term                       677,227,105                   354,717,906
           Stable Return                         279,476,841                   295,448,913
           Mortgage                           13,449,356,679                12,802,394,493
           Worldwide                             200,272,081                   205,757,918
           Worldwide-Hedged                      106,044,266                   100,793,904
           International                          87,630,548                    91,180,623
           International-Hedged                  224,929,963                   199,592,397

The components of net unrealized appreciation (depreciation) of investments for federal income tax purposes at June 30, 1997 for each of the Portfolios were as follows:

          ------------------------- -------------------------- ------------------------ ----------------------
                                           Unrealized                Unrealized
                 Portfolio                Appreciation              Depreciation                 Net
          ------------------------- -------------------------- ------------------------ ----------------------
          Money Market                              $ -                      $ -                    $ -

          U.S. Short-Term                       767,019                  651,818                115,201
          Stable Return                          80,692                   24,863                 55,829
          Mortgage                            4,980,204                1,458,484              3,431,720
          Worldwide                             261,123                  344,567               (83,444)
          Worldwide-Hedged                      158,942                   42,588                116,354
          International                          99,517                  117,645               (18,128)
          International-Hedged                  239,158                  321,213               (82,055)


The cost of securities owned by each Portfolio at June 30, 1997 for Federal tax purposes was substantially the same as for financial statement purposes.

5. Forward Foreign Exchange Contracts

Each Portfolio, except Money Market, may enter into forward foreign exchange contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings. A forward foreign exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in net realized gains or losses on foreign currency-related transactions. Fluctuations in the value of forward foreign exchange contracts are recorded for book




Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


5. Forward Foreign Exchange Contracts (continued)

purposes as unrealized gains or losses by the Portfolio. The Portfolio's custodian will place and maintain cash not available for investment, U.S. Government securities, or other appropriate liquid, unencumbered securities in a separate account of the Portfolio having a value equal to the aggregate amount of the Portfolio's commitments under certain open forward foreign exchange contracts. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

At June 30, 1997, Worldwide had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                                 Unrealized
    Contract                                                                                                    Appreciation
     Amount                                                            Proceeds               Value            (Depreciation)


Forward Foreign Exchange Buy Contracts
       4,301,617   Australian Dollar closing 7/28/97                       $3,234,214  $          3,226,196             $ (8,018)

       4,119,474   Canadian Dollar closing 7/3/97                           2,986,533             2,986,860                  327
       8,401,539   Canadian Dollar closing 7/28/97                          6,108,238             6,102,706              (5,532)
       3,581,515   Danish Krone closing 7/28/97                               550,410               540,806              (9,603)
      35,389,554   French Franc closing 7/28/97                             6,106,543             6,036,124             (70,419)
      14,484,877   German Deutschemark closing 7/28/97                      8,390,694             8,330,036             (60,658)
       3,513,839   Great British Pound closing 7/28/97                      5,773,515             5,843,580               70,065
   1,417,773,599   Japanese Yen closing 7/28/97                            12,671,138            12,439,433            (231,705)
       2,916,937   New Zealand Dollar closing 7/28/97                       2,014,317             1,977,827             (36,490)
      10,400,000   Norwegian Krone closing 7/28/97                          1,453,529             1,423,077             (30,452)
     888,830,531   Spanish Peseta closing 7/28/97                           6,114,642             6,035,834             (78,807)
       8,287,332   Swedish Krona closing 7/28/97                            1,065,360             1,074,496                9,136

Forward Foreign Exchange Sell Contracts
       2,650,000   Australian Dollar closing 7/28/97                        1,999,689             1,987,489               12,200
      11,069,474   Canadian Dollar closing 7/28/97                          7,997,136             8,040,639             (43,503)
       3,472,120   German Deutschemark closing 7/28/97                      2,018,440             1,996,764               21,675
   3,918,962,581   Italian Lira closing 7/28/97                             2,303,470             2,302,216                1,254
       4,224,902   New Zealand Dollar closing 7/28/97                       2,916,872             2,864,692               52,181
                                                                                                            =====================
                                                                                                                $      (408,350)
                                                                                                            =====================



Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


5. Forward Foreign Exchange Contracts (continued)

At June 30, 1997, Worldwide-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                                 Unrealized
      Contract                                                                                                  Appreciation
       Amount                                                          Proceeds               Value            (Depreciation)

Forward Foreign Exchange Buy Contracts
       1,500,000   Australian Dollar closing 7/28/97                      $ 1,127,790          $  1,124,994              $(2,796)

       2,913,790   Canadian Dollar closing 7/3/97                           2,112,437             2,112,668                  231
       2,661,210   Canadian Dollar closing 7/28/97                          1,935,425             1,933,048              (2,377)
       1,277,161   German Deutschemark closing 7/28/97                        736,530               734,476              (2,053)
         780,000   Great British Pound closing 7/28/97                      1,290,478             1,297,155                6,677
       1,437,572   Netherlands Guilder closing 7/28/97                        748,346               734,433             (13,913)
       1,826,459   New Zealand Dollar closing 7/28/97                       1,261,280             1,238,429             (22,851)
       6,000,000   Norwegian Krone closing 7/28/97                            838,574               821,006             (17,568)
     197,065,795   Spanish Peseta closing 7/28/97                           1,358,138             1,338,226             (19,911)

Forward Foreign Exchange Sell Contracts
       1,650,000   Australian Dollar closing 7/28/97                        1,244,939             1,237,493                7,446
       6,713,790   Canadian Dollar closing 7/28/97                          4,852,898             4,876,760             (23,861)
       4,002,838   Danish Krone closing 7/28/97                               615,159               604,426               10,733
       6,240,727   German Deutschemark closing 7/28/97                      3,621,458             3,588,949               32,509
         860,000   Great British Pound closing 7/28/97                      1,405,240             1,430,196             (24,956)
   7,030,550,536   Italian Lira closing 7/28/97                             4,132,385             4,130,135                2,250
      37,597,366   Japanese Yen closing 7/28/97                               336,021               329,876                6,144
       1,437,572   Netherlands Guilder closing 7/28/97                        736,530               734,433                2,097
       2,283,414   New Zealand Dollar closing 7/28/97                       1,576,469             1,548,267               28,202
                                                                                                            =====================
                                                                                                                        $(34,000)

                                                                                                            =====================

At June 30, 1997, International had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                               Unrealized
      Contract                                                                                                Appreciation
       Amount                                                          Proceeds              Value           (Depreciation)


Forward Foreign Exchange Buy Contracts
       1,974,526   Australian Dollar closing 7/28/97                       $1,484,567         $  1,480,887            $  (3,681)

       2,210,339   Canadian Dollar closing 7/3/97                           1,602,449            1,602,625                  175
       4,956,582   Canadian Dollar closing 7/28/97                          3,602,313            3,600,360              (1,953)
       1,315,040   Danish Krone closing 7/28/97                               200,000              198,570              (1,430)
      24,455,066   French Franc closing 7/28/97                             4,215,480            4,171,112             (44,367)



Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


5.    Forward Foreign Exchange Contracts (continued)


                                                                                                                Unrealized
      Contract                                                                                                 Appreciation
       Amount                                                          Proceeds              Value            (Depreciation)
--------------------------------------------------------------------------------------------------------------------------------
       8,635,515   German Deutschemark closing 7/28/97                 $    5,003,529      $     4,966,155       $     (37,374)
       1,238,235   Great British Pound closing 7/28/97                      2,023,790            2,059,209               35,419
     781,101,375   Japanese Yen closing 7/28/97                             6,978,858            6,853,321            (125,536)
       1,353,971   New Zealand Dollar closing 7/28/97                         934,997              918,059             (16,938)
       7,244,260   Norwegian Krone closing 7/28/97                          1,010,622              991,264             (19,358)
     442,298,978   Spanish Peseta closing 7/28/97                           3,040,751            3,003,546             (37,205)
       4,394,602   Swedish Krona closing 7/28/97                              564,939              569,783                4,845

Forward Foreign Exchange Sell Contracts
       1,250,000   Australian Dollar closing 7/28/97                          943,299              937,495                5,804
       6,110,339   Canadian Dollar closing 7/28/97                          4,414,202            4,438,425             (24,223)
         510,244   Great British Pound closing 7/28/97                        834,759              848,545             (13,786)
   6,384,650,982   Italian Lira closing 7/28/97                             3,752,741            3,750,698                2,043
       1,970,618   New Zealand Dollar closing 7/28/97                       1,360,515            1,336,176               24,339
                                                                                                           =====================
                                                                                                                     ($253,227)


At June 30, 1997, International-Hedged had outstanding forward foreign exchange contracts, both to purchase and sell foreign currencies as follows:


                                                                                                                 Unrealized
      Contract                                                                                                  Appreciation
       Amount                                                           Proceeds              Value            (Depreciation)


Forward Foreign Exchange Buy Contracts
       12,012,409   Australian Dollar closing 7/28/97                     $  9,031,650           $9,009,258             $(22,391)

        5,425,652   Canadian Dollar closing 7/3/97                           3,933,485            3,933,915                  431
       27,176,553   Canadian Dollar closing 7/28/97                         19,754,277           19,740,492             (13,785)
        9,968,439   Danish Krone closing 7/28/97                             1,531,956            1,505,227             (26,729)
       91,988,284   French Franc closing 7/28/97                            15,872,775           15,689,734            (183,040)
       27,742,669   German Deutschemark closing 7/28/97                     16,088,300           15,954,394            (133,906)
        8,734,338   Great British Pound 7/28/97                             14,379,708           14,525,367              145,660
   11,476,759,358   Italian Lira closing 7/28/97                             6,745,757            6,742,085              (3,672)
    3,674,626,170   Japanese Yen closing 7/28/97                            32,841,417           32,240,878            (600,539)
        9,123,298   New Zealand Dollar closing 7/28/97                       6,300,182            6,186,045            (114,137)
       34,800,000   Norwegian Krone closing 7/28/97                          4,863,732            4,761,835            (101,896)
    2,671,407,204   Spanish Peseta closing 7/28/97                          18,410,801           18,140,884            (269,917)
       28,288,495   Swedish Krona closing 7/28/97                            3,636,568            3,667,753               31,185







Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


5.    Forward Foreign Exchange Contracts (continued)


                                                                                                                 Unrealized
      Contract                                                                                                  Appreciation
       Amount                                                           Proceeds              Value            (Depreciation)


Forward Foreign Exchange Sell Contracts
        8,300,000   Australian Dollar closing 7/28/97                $       6,262,887     $      6,224,967            $ 37,920

       28,275,652   Canadian Dollar closing 7/28/97                         20,397,739           20,538,855            (141,116)
       13,945,400   German Deutschemark closing 7/28/97                      8,114,400            8,019,791               94,609
    7,306,811,139   Italian Lira closing 7/28/97                             4,300,505            4,292,575                7,930
       12,276,018   New Zealand Dollar closing 7/28/97                       8,475,363            8,323,744              151,618
                                                                                                            =====================
                                                                                                             $       (1,141,776)
                                                                                                            =====================

Each Portfolio, other than Money Market, may enter into foreign currency transactions on the spot markets in order to pay for foreign investment purchases or to convert to U.S. dollars the proceeds from foreign investment sales or coupon interest receipts. At June 30, 1997, no Portfolio had an outstanding purchase or sale of foreign currency on the spot markets.

6. Financial Futures Contracts

Each Portfolio, other than Money Market, may enter into financial futures contracts to hedge its interest rate and foreign currency risk. A Portfolio is exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures contracts require the Portfolio to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each days trading. Accordingly, variation margin is paid or received to reflect daily unrealized gains or losses. When the contracts are closed, the Portfolio recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the time it was closed. These investments require initial margin deposits which consist of cash or eligible securities. At June 30, 1997, the Portfolios placed U.S. Treasury Bills or other liquid securities or cash in segregated accounts for the benefit of the broker at the Portfolio's custodian with respect to their financial futures contracts as follows:

          ----------------------------- -----------------------------
                                                  6/30/97
                   Portfolio                  Collateral Value
          ----------------------------- -----------------------------

          U.S. Short-Term                         $632,994
          Stable Return                             56,793
          Mortgage                               1,425,000
          Worldwide                                897,159
          Worldwide-Hedged                         647,948
          International                            598,106
          International-Hedged                   6,180,427


Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


6.    Financial Futures Contracts (continued)

As of June 30, 1997, U.S. Short-Term had the following open financial futures contracts:

---------------------------------------------------------------------------------------------
                                                                Value          Unrealized
                                                              Covered by      Appreciation
Contracts                                                     Contracts      (Depreciation)
---------------------------------------------------------------------------------------------
Long Futures Contract
    323      Sept 97 Euro Dollars                              $76,001,900    $    (16,150)

     50      Dec 97 Euro Dollars                                11,737,500          (6,250)

Short Futures Contract
     70      Sept 97 U.S. Treasury 2 Year Notes                 14,421,094           15,313
     30      Sept 97 U.S. Treasury Bonds                         3,331,875           16,875
     32      Sept 97 U.S. Treasury 10 Year Notes                 3,452,000           11,000
    153      Sept 97 U.S. Treasury 5 Year Notes                 16,201,266           38,250
                                                                            =================
                                                                                    $59,038

                                                                            =================

As of June 30, 1997, Stable Return had the following open financial futures contracts:


                                                                Value
                                                              Covered by       Unrealized
Contracts                                                     Contracts     (Deprectiation)
---------------------------------------------------------------------------------------------
Long Futures Contract
     26      Sept 97 U.S. Treasury 2 Year Notes                 $5,356,406  $       (2,551)

Short Futures Contract
    153      Sept 97 U.S. Treasury 5 Year Notes                    953,016            (753)
                                                                            =================
                                                                                   $(3,304)

                                                                            =================

As of June 30, 1997, Mortgage had the following open financial futures contracts:

--------------------------------------------------------------------------------------------------
                                                                  Value           Unrealized
                                                               Covered by        Appreciation
  Contracts                                                     Contracts       (Depreciation)
--------------------------------------------------------------------------------------------------

  Short Futures Contracts


    682     Sept 97 U.S. Treasury 10 Year Notes             $  73,570,750            $ 50,358

    390     Sept 97 U.S. Treasury CBT 5 Year Notes             41,297,344              47,437
    360     Sept 97 U.S. Treasury 2 Year Notes                 74,165,625           (179,364)
    69      Sept 97 U.S. Treasury Bonds                         7,663,312            (73,697)
    232     Dec 97 U.S. Treasury 10 Year Notes                 24,947,250               4,177
    63      Jul97 Euro Dollars                                 14,836,500                 437
    54      Sept'97 Euro Dollars                               12,706,200             (9.251)
    50      Dec'97 Euro Dollars                                11,737,500               2,834
    49      Mar'98 Euro Dollars                                11,491,112               2,952
    48      Jun'98 Euro Dollars                                11,241,600            (21,192)
    48      Sept'98 Euro Dollars                               11,228,400               5,333
    47      Dec'98 Euro Dollars                                10,981,550               9,438
    46      Mar'99 Euro Dollars                                10,745,600             (7,256)
    45      Jun'99 Euro Dollars                                10,507,500            (17,251)
    44      Sept'99 Euro Dollars                               10,268,500            (17,070)
    43      Dec'99 Euro Dollars                                10,026,525            (16,840)
    47      Mar'00 Euro Dollars                                10,959,225            (18,862)


Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


6.    Financial Futures Contracts (continued)

--------------------------------------------------------------------------------------------------
                                                                  Value           Unrealized
                                                               Covered by        Appreciation
  Contracts                                                     Contracts       (Depreciation)
--------------------------------------------------------------------------------------------------
    42      Jun'00 Euro Dollars                                  9,789,150           $(17,784)

    42      Sept'00 Euro Dollars                                 9,784,950            (17,809)
    41      Dec'00 Euro Dollars                                  9,544,800            (18,928)
    40      Mar'01 Euro Dollars                                  9,312,000            (19,098)
    39      Jun'01 Euro Dollars                                  9,075,300            (19,967)
    39      Sept'01 Euro Dollars                                 9,071,400            (18,917)
    38      Dec'01 Euro Dollars                                  8,832,150            (15,362)
    31      Mar'02 Euro Dollars                                  7,205,175               5,077
                                                                              --------------------
                                                                                    $ (360,605)

                                                                              ====================

As of June 30, 1997, Worldwide had the following open financial futures contracts:

--------------------------------------------------------------------------------------------------------------------
                                                                                   Value            Unrealized
                                                                                 Covered by        Appreciation
  Contracts                                                                      Contracts        (Depreciation)
--------------------------------------------------------------------------------------------------------------------

Long Futures Contracts


    11      Sept '97 TSE Japanese Go't 10 Year Bond               JPY          136,510,000            $177,586

    52      Sept '97 LIFFE Long Gilt                               GBP            2,962,375                (325)
    40      Sept '97 LIFFE 10 Year Deutsche Bundes                 DEM           10,149,000              102,456
    67      Sept '97 LIFFE Italian Gov't                           ITL                                   230,305
                                                                              17,956,000,000
                                                                                               ---------------------
                                                                                                   $     510,022
                                                                                               =====================

As of June 30, 1997, Worldwide-Hedged had the following open financial futures contracts:

--------------------------------------------------------------------------------------------------------------------
                                                                                   Value
                                                                                 Covered by         Unrealized
  Contracts                                                                      Contracts        (Depreciation)
--------------------------------------------------------------------------------------------------------------------

Long Futures Contracts


     5      Sept '97 TSE Japanese Gov't 10 Year Bond               JPY          620,500,000            $ 88,487

    34      June '97 LIFFE Long Gilt                               GBP            1,936,938              (1,461)
    32      Sept '97 LIFFE 10 Year  Deutsche Bundes                DEM            8,119,200              81,965
    48      Sept '97 LIFFE Italian Gov't                           ITL       12,864,000,000             121,550
                                                                                               -------------------
                                                                                                  $      290,541
                                                                                               =====================














Notes to Financial Statements (continued)
June 30, 1997 (unaudited)

6. Financial Futures Contracts (continued)

As of June 30, 1997, International had the following open financial futures contracts:

--------------------------------------------------------------------------------------------------------------------
                                                                                   Value
                                                                                 Covered by         Unrealized
  Contracts                                                                      Contracts        (Depreciation)
--------------------------------------------------------------------------------------------------------------------

Long Futures Contracts


     6      Sept '97 TSE Japanese Go't 10 Year Bond               JPY          744,600,000              $90,584

    24      Sept '97 LIFFE Long Gilt                               GBP            1,367,250                (150)
    49      June '97 LIFFE 10 Year  Deutsche Bundes                DEM           12,432,525               95,684
    34      Sept '97 LIFFE Japanese Go't Bond                     ITL        9,112,000,000              112,939
                                                                                               ---------------------
                                                                                                   $   (124,629)
                                                                                               =====================

As of June 30, 1997, International-Hedged had the following open financial futures contracts:

-------------------------------------------------------------------------------------------------------------------
                                                                                  Value
                                                                                Covered by         Unrealized
  Contracts                                                                     Contracts        (Depreciation)
-------------------------------------------------------------------------------------------------------------------

Long Futures Contracts


    29      March '97 TSE Japanese Gov't 10 Year Bond             JPY         3,598,900,000           $436,059

    108     Sept '97 LIFFE Long Gilt                              GBP             6,152,625               (674)
    124     June '97 LIFFE 10 Year  Deutsche Bundes               DEM            31,461,900             271,363
    229     Sept '97 LIFFE Japanese Gov't Bond                    ITL        61,371,999,000             891,908
                                                                                              ---------------------
                                                                                               $      1,598,656

7. Capital Stock Transactions

As of June 30, 1997, there were 1,000,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital stock for Money Market were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended                      Year Ended
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                                 809,658    $      809,658        1,049,604      $  1,049,604

Shares issued related to

   reinvestment of dividends                652,751           652,751        1,244,304         1,244,304

                                    -----------------------------------------------------------------------
                                          1,462,409         1,462,409        2,293,908         2,293,908
Shares redeemed                             876,582           876,582        3,123,549         3,123,549

                                    -----------------------------------------------------------------------

Net increase (decrease)                     585,827    $      585,827        (829,641)     $   (829,641)

                                    =======================================================================










Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


7. Capital Stock Transactions (continued)

Transactions in capital stock for U.S. Short-Term were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended                      Year Ended
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                             315,185,578   $ 3,099,613,416      698,753,332   $ 3,885,689,388

Shares issued related to

   reinvestment of dividends              1,317,481        12,955,379        2,773,655        27,323,767

                                    -----------------------------------------------------------------------
                                        316,503,059     3,112,568,795      701,526,987     6,913,013,155
Shares redeemed                         308,029,278     3,029,430,111      711,752,445     7,013,520,909

                                    -----------------------------------------------------------------------

Net increase (decrease)                   8,473,781     $  83,138,684      (10,225,458)  $  (100,507,754)

                                    =======================================================================

Transactions in capital stock for Stable Return were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended                      Year Ended
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                                       -           $     -        3,600,391     $  35,567,661


Shares issued related to

   reinvestment of dividends                 92,780           919,358          145,519         1,445,423

                                    -----------------------------------------------------------------------
                                             92,780           919,358        3,745,910        37,013,084
Shares redeemed                           1,727,370        17,140,238           12,241           121,101

                                    -----------------------------------------------------------------------

Net increase (decrease)                 (1,634,590)    $ (16,220,880)        3,733,669     $  36,891,983

                                    =======================================================================

Transactions in capital stock for Mortgage were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended            Period From April 29, 1996* to
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                             25,318,819    $   258,437,284      24,698,121     $  251,360,141

Shares issued related to

   reinvestment of dividends             1,615,101         16,408,002         588,076          5,984,056

                                    -----------------------------------------------------------------------
                                        26,933,920        274,845,286      25,286,197        257,344,197
Shares redeemed                            179,815          1,830,000       3,530,497         35,813,437

                                    -----------------------------------------------------------------------

Net increase                            26,754,104    $   273,015,286      21,755,700     $  221,530,760

                                    =======================================================================
*Commencement of Operations










Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


7. Capital Stock Transactions (continued)

Transactions in capital stock for Worldwide were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended                      Year Ended
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                              1,873,850    $    17,669,440       4,903,256     $   47,314,387


Shares issued related to

   reinvestment of dividends               170,512          1,582,844         565,816          5,450,078

                                    -----------------------------------------------------------------------
                                         2,044,362         19,252,284       5,469,072         52,764,465
Shares redeemed                            616,015          5,696,560       6,462,067         61,994,382

                                    -----------------------------------------------------------------------

Net increase (decrease)                  1,428,347    $    13,555,724       (992,995)    $   (9,229,917)
                                    =======================================================================

Transactions in capital stock for Worldwide-Hedged were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended                      Year Ended
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                              2,705,521   $     29,819,861         170,880   $      1,849,300

Shares issued related to

   reinvestment of dividends               103,522          1,138,139         231,838          2,529,368

                                    -----------------------------------------------------------------------
                                         2,809,043         30,958,000         402,718          4,378,668
Shares redeemed                             66,897            738,887         256,253          2,788,475

                                    -----------------------------------------------------------------------

Net increase                             2,742,146   $     30,219,113         146,465   $      1,590,193

                                    =======================================================================

Transactions in capital stock for International were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended              Period From May 9, 1996* to
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                                848,900       $  8,337,021       3,397,413     $   34,283,766

Shares issued related to

   reinvestment of dividends               104,612          1,003,318         109,492          1,114,153

                                    -----------------------------------------------------------------------
                                           953,512          9,340,340       3,506,905         35,397,919
Shares redeemed                                 60                602             817              8,400

                                    -----------------------------------------------------------------------

Net increase                               953,452      $   9,339,738       3,506,088     $   35,389,519

                                    =======================================================================
*Commencement of Operations










Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


7. Capital Stock Transactions (continued)

Transactions in capital stock for International-Hedged were as follows for the periods indicated:

-----------------------------------------------------------------------------------------------------------
                                             Six Months Ended                      Year Ended
                                               June 30, 1997                    December 31, 1996
                                    -----------------------------------------------------------------------
                                         Shares            Amount           Shares            Amount
-----------------------------------------------------------------------------------------------------------

Shares sold                              3,755,961   $     37,444,174      17,293,642     $  174,000,000

Shares issued related to

   reinvestment of dividends               333,722          3,302,328         509,355          5,046,775

                                    -----------------------------------------------------------------------
                                         4,089,683         40,746,502      17,802,997        179,046,775
Shares redeemed                            471,824          4,698,877       8,214,673         82,699,260

                                    -----------------------------------------------------------------------

Net increase                             3,617,859       $ 36,047,625       9,588,324    $    96,347,515

                                    =======================================================================


8. Repurchase and Reverse Repurchase Agreements

Each Portfolio may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into the contract, to sell U.S. Government securities to a Portfolio and repurchase such securities from such Portfolio at a mutually agreed upon price and date. U.S. Short-Term, Worldwide, and Worldwide-Hedged may only invest up to 25% of their assets in repurchase agreements. Securities purchased subject to repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Portfolio maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Each Portfolio is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Portfolio and such Portfolio agrees to repurchase the securities at an agreed upon price and date. U.S. Short-Term, Worldwide, and Worldwide-Hedged may only invest up to 25% of their assets in reverse repurchase agreements. When a Portfolio engages in reverse repurchase transactions, the Portfolio will maintain, in a segregated account with its custodian, securities equal in value to those subject to the agreement.

9. Options Transactions

For hedging purposes, each Portfolio other than Money Market, may purchase and write (sell) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract.

Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss.

If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis


Notes to Financial Statements (continued)
June 30, 1997 (unaudited)


9. Options Transactions (continued)

of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

A summary of put and call options written by Mortgage for the six months ended June 30, 1997 is as follows:

-----------------------------------------------------------------------------------------------------------
                                              1997 Calls                             1997 Puts
                                   --------------------------------     -----------------------------------
                                       # of                                   # of
                                    Contracts         Premiums              Contracts         Premiums
-----------------------------------------------------------------------------------------------------------

Outstanding, beginning of period                -              $ -                     -                $-

Options written                               128          420,000
Options closed or expired                       -                -                     -
                                                                                                         -
                                   ========================================================================
Outstanding, end of period                    128 $        420,000                     -                $-

                                   ========================================================================


10. Swap Transactions

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other. Risks may arise as a result of the failure of another party to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by a Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities or indices.

International-Hedged entered into a swap agreement pursuant to which the Portfolio agrees to pay the return of a specified global index in exchange for an interest payment based on LIBOR. The effect of such is to hedge the market exposure imbedded in the Portfolio for a current market interest return, plus (or minus) any incremental return achieved in excess of the index return. This type of transaction also serves to hedge currency exposure. The index used pursuant to this hedging technique is the JP Morgan Non-U.S. Traded Total Return Government Bond Index (Unhedged) ("JP Morgan Index").

The Portfolio records a net receivable or payable on a daily basis for the amount expected to be received or paid in the period. Income paid or received on the JP Morgan Index is broken down into an interest expense component (recorded as an offset to interest income) and a capital component (recorded as net realized gain or loss on investment). Income received based on LIBOR is recorded as interest income.

At June 30, 1997, International-Hedged had one outstanding swap contract with the following terms:

---------------------- -------------------- --------------------- --------------------- --------------------
                                                                                         Payments Received
        Swap                Notional            Termination          Payments Made            by the
    Counterparty             Amount                 Date            by the Portfolio         Portfolio
---------------------- -------------------- --------------------- --------------------- --------------------
Morgan Guaranty                                                    % of change in the       LIBOR minus
Trust Co.                 $158,000,000            11/4/98           JP Morgan Index       26 basis points

11. Segregation of Assets

It is the policy of each of the Fund's Portfolios to have its custodian segregate certain assets to cover portfolio transactions which are deemed to create leverage under Section 18(f) of the Investment Company Act of 1940. Except for Money Market, the Portfolios turn over assets on a frequent basis which would make it impractical to specify individual securities to be used for segregation purposes. Therefore, the Portfolio's custodian has been instructed to segregate all assets on a settled basis. The Portfolios will not enter into transactions deemed to create leverage in excess of each Portfolio's ability to segregate up to 100% of its settled assets.




OFFICERS & DIRECTORS AND OTHER PERTINENT INFORMATION




OFFICERS AND DIRECTORS                                      Investment Adviser
                                            Fischer Francis Trees & Watts, Inc.
Stephen J. Constantine                                         200 Park Avenue
President and Director of the Fund                         New York, NY  10166

John C Head III                                                    Sub-Adviser
Director of the Fund                             Fischer Francis Trees & Watts
                                                                 3 Royal Court
Lawrence B. Krause                                          The Royal Exchange
Director of the Fund                                          London, EC3V 3RA

Paul Meek                                        Administrator and Distributor
Director of the Fund                                 AMT Capital Services, Inc.
                                                              600 Fifth Avenue
Onder John Olcay                                           New York, NY  10020
Chairman of the Board and
CEO of the Fund                            Custodian and Fund Accounting Agent
                                                Investors Bank & Trust Company
Stephen P. Casper                                             200 Clarendon St.
Treasurer of the Fund                                        Boston, MA  02116

William E. Vastardis                    Transfer and Dividend Disbursing Agent
Secretary of the Fund                           Investors Bank & Trust Company
                                                              200 Clarendon St.
Carla E. Dearing                                             Boston, MA  02116
Assistant Treasurer of the Fund
                                                                 Legal Counsel
                                                        Dechert Price & Rhoads
                                                            1500 K Street, N.W.
                                                  Washington, D.C.  20005-1208

                                                          Independent Auditors
                                                             Ernst & Young LLP
                                                            787 Seventh Avenue
                                                           New York, NY  10019